UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07885

Name of Fund:   Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2017

Date of reporting period: 09/30/2017

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2017 (Unaudited)	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
AAR Corp.	4,851	$183,271
Aerojet Rocketdyne Holdings, Inc. (a)(b)	12,531	438,710
Aerovironment, Inc. (a)(b)	3,384	183,142
American Outdoor Brands Corp. (a)	8,805	134,276
Astronics Corp. (a)	3,613	107,487
Axon Enterprise, Inc. (a)	8,193	185,735
BWX Technologies, Inc.	15,533	870,159
CPI Aerostructures, Inc. (a)	2,281	21,327
Cubic Corp.	3,758	191,658
Curtiss-Wright Corp.	6,672	697,491
Ducommun, Inc. (a)	1,874	60,062
Engility Holdings, Inc. (a)	2,637	91,451
Esterline Technologies Corp. (a)	4,222	380,613
HEICO Corp. (b)	4,135	371,364
HEICO Corp., Class A	6,930	528,066
Hexcel Corp.	14,046	806,521
Huntington Ingalls Industries, Inc.	6,995	1,583,948
Innovative Solutions & Support, Inc. (a)	4,600	16,744
KLX, Inc. (a)(b)	8,312	439,954
Kratos Defense & Security Solutions, Inc. (a)(b)	12,478	163,212
Mantech International Corp., Class A	3,813	168,344
Moog, Inc., Class A (a)	4,945	412,562
Orbital ATK, Inc.	9,131	1,215,884
RBC Bearings, Inc. (a)(b)	3,670	459,301
Spirit Aerosystems Holdings, Inc., Class A	18,432	1,432,613
Sturm Ruger & Co., Inc.	2,841	146,880
Teledyne Technologies, Inc. (a)	5,328	848,111
Triumph Group, Inc.	7,487	222,738
VSE Corp.	1,288	73,236

		12,434,860
Alternative Energy — 0.1%
Aemetis, Inc. (a)	3,787	3,295
Amyris, Inc. (a)	9,084	29,069
Enphase Energy, Inc. (a)(b)	5,033	7,650
FuelCell Energy, Inc. (a)	6,237	10,915
Green Brick Partners, Inc. (a)	3,198	31,660
Green Plains, Inc.	5,207	104,921
MagneGas Corp. (a)	341	195
Ocean Power Technologies, Inc. (a)	1,146	1,432
Pattern Energy Group, Inc.	11,178	269,390
Plug Power, Inc. (a)(b)	38,978	101,735
Renewable Energy Group, Inc. (a)(b)	5,292	64,298
REX American Resources Corp. (a)	921	86,417
SolarEdge Technologies, Inc. (a)	5,296	151,201
SunPower Corp. (a)(b)	9,200	67,068

Common Stocks	Shares	Value
Alternative Energy (continued)
TPI Composites, Inc. (a)	1,658	$37,040

		966,286
Automobiles & Parts — 2.5%
Adient PLC	14,905	1,251,871
Allison Transmission Holdings, Inc.	22,152	831,364
American Axle & Manufacturing Holdings, Inc. (a)(b)	13,720	241,198
Autoliv, Inc.	13,503	1,668,971
Cooper Tire & Rubber Co.	8,072	301,893
Cooper-Standard Holding, Inc. (a)	2,832	328,427
Dana, Inc.	21,805	609,668
Dorman Products, Inc. (a)	4,690	335,898
Gentex Corp.	44,459	880,308
Gentherm, Inc. (a)	6,500	241,475
Lear Corp.	10,502	1,817,686
Modine Manufacturing Co. (a)	7,896	151,998
Motorcar Parts of America, Inc. (a)(b)	2,943	86,701
Standard Motor Products, Inc.	2,952	142,434
Stoneridge, Inc. (a)	4,259	84,371
Strattec Security Corp.	573	23,436
Superior Industries International, Inc.	3,414	56,843
Tenneco, Inc.	8,465	513,571
Tesla, Inc. (a)	20,414	6,963,215
Titan International, Inc. (b)	6,931	70,350
Tower International, Inc.	3,363	91,474
U.S. Auto Parts Network, Inc. (a)	3,527	10,193
Visteon Corp. (a)	4,842	599,294
WABCO Holdings, Inc. (a)	7,907	1,170,236

		18,472,875
Banks — 7.9%
1st Source Corp.	2,766	140,513
Access National Corp.	2,130	61,046
Allegiance Bancshares, Inc. (a)	2,075	76,360
American National Bankshares, Inc.	2,205	90,846
Ameris Bancorp	6,468	310,464
Ames National Corp.	2,125	63,431
Arrow Financial Corp.	2,876	98,791
Associated Banc-Corp	22,147	537,065
Astoria Financial Corp.	15,422	331,573
Atlantic Capital Bancshares, Inc. (a)	4,653	84,452
Banc of California, Inc. (b)	7,769	161,207
Bancfirst Corp.	2,708	153,679
Bancorp of New Jersey, Inc.	2,234	40,547
Bancorp, Inc. (a)	11,498	95,088
BancorpSouth, Inc.	12,804	410,368
Bank Mutual Corp.	7,238	73,466
Bank of Hawaii Corp.	6,926	577,351
Bank of Marin Bancorp	1,247	85,420

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	1

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Bank of the Ozarks, Inc.	18,890	$907,664
BankFinancial Corp.	3,939	62,591
BankUnited, Inc.	16,457	585,375
Banner Corp.	4,678	286,668
Bar Harbor Bankshares	3,386	106,185
BCB Bancorp, Inc.	3,436	47,932
Bear State Financial, Inc.	4,309	44,210
Beneficial Bancorp, Inc.	12,021	199,549
Berkshire Hills Bancorp, Inc.	5,465	211,769
Blue Hills Bancorp, Inc.	5,873	112,762
BofI Holding, Inc. (a)(b)	8,936	254,408
BOK Financial Corp.	3,310	294,855
Boston Private Financial Holdings, Inc.	12,591	208,381
Bridge Bancorp, Inc.	3,096	105,109
Brookline Bancorp, Inc.	11,463	177,676
Bryn Mawr Bank Corp.	2,983	130,655
California First National Bancorp	882	15,964
Camden National Corp.	2,953	128,869
Capital Bank Financial Corp., Class A	4,906	201,391
Capital City Bank Group, Inc.	2,343	56,255
Capitol Federal Financial, Inc.	18,668	274,420
Carolina Financial Corp.	1,904	68,316
Cathay General Bancorp	11,246	452,089
Centerstate Banks, Inc.	9,978	267,410
Central Pacific Financial Corp.	4,919	158,293
Century Bancorp, Inc., Class A	997	79,860
Chemical Financial Corp.	10,846	566,812
Citizens & Northern Corp.	2,833	69,578
City Holding Co.	2,469	177,546
Civista Bancshares, Inc.	1,968	43,965
Clifton Bancorp, Inc.	4,768	79,721
CNB Financial Corp.	2,894	79,064
CoBiz Financial, Inc.	6,271	123,162
Colony Bankcorp, Inc.	463	6,204
Columbia Banking System, Inc.	8,927	375,916
Commerce Bancshares, Inc.	13,860	800,692
Community Bank System, Inc.	7,777	429,679
Community Trust Bancorp, Inc.	2,821	131,176
ConnectOne Bancorp, Inc.	4,852	119,359
CU Bancorp (a)	3,131	121,405
Cullen/Frost Bankers, Inc.	8,928	847,446
Customers Bancorp, Inc. (a)(b)	4,665	152,172
CVB Financial Corp.	15,007	362,719
Dime Community Bancshares, Inc.	5,246	112,789
Eagle Bancorp, Inc. (a)	4,741	317,884
East West Bancorp, Inc.	22,470	1,343,257
Enterprise Bancorp, Inc.	1,672	60,710
Enterprise Financial Services Corp.	4,041	171,136
ESSA Bancorp, Inc.	3,300	51,810
Farmers Capital Bank Corp.	1,739	73,125
Farmers National Banc Corp.	3,624	54,541

Common Stocks	Shares	Value
Banks (continued)
FCB Financial Holdings, Inc., Class A (a)	6,809	$328,875
Fidelity Southern Corp.	3,947	93,307
Financial Institutions, Inc.	2,741	78,941
First Bancorp, Inc.	2,552	77,351
First BanCorp, Puerto Rico (a)	30,332	155,300
First Bancorp/Southern Pines NC	3,740	128,693
First Busey Corp.	5,356	167,964
First Citizens BancShares, Inc., Class A	1,356	506,995
First Commonwealth Financial Corp.	13,854	195,757
First Community Bancshares, Inc.	3,087	89,863
First Connecticut Bancorp, Inc.	3,182	85,119
First Defiance Financial Corp.	1,683	88,341
First Financial Bancorp	9,739	254,675
First Financial Bankshares, Inc.	10,240	462,848
First Financial Corp.	2,125	101,150
First Financial Northwest, Inc.	2,323	39,468
First Foundation, Inc. (a)	5,061	90,541
First Hawaiian, Inc.	8,757	265,250
First Horizon National Corp.	36,886	706,367
First Interstate Bancsystem, Inc., Class A	4,464	170,748
First Merchants Corp.	6,558	281,535
First Midwest Bancorp, Inc.	14,889	348,700
First of Long Island Corp.	4,315	131,392
First Republic Bank	24,051	2,512,367
First South Bancorp, Inc.	3,052	56,554
First United Corp. (a)	2,695	44,468
Flagstar Bancorp, Inc. (a)(b)	3,391	120,313
Flushing Financial Corp.	4,602	136,771
FNB Corp.	49,169	689,855
Franklin Financial Network, Inc. (a)	2,707	96,505
Fulton Financial Corp.	26,033	488,119
German American Bancorp, Inc.	3,628	137,973
Glacier Bancorp, Inc.	12,854	485,367
Great Southern Bancorp, Inc.	2,007	111,690
Great Western Bancorp, Inc.	9,153	377,836
Green Bancorp, Inc. (a)	3,427	81,049
Greene County Bancshares, Inc. (a) (c)	3,466	—
Guaranty Bancorp	3,022	84,012
Hancock Holding Co.	13,573	657,612
Hanmi Financial Corp.	5,135	158,928
HarborOne Bancorp, Inc. (a)	6,258	117,713
Heartland Financial USA, Inc.	4,509	222,745
Heritage Commerce Corp.	5,501	78,279
Heritage Financial Corp.	5,517	162,751
HMN Financial, Inc. (a)	1,907	34,040
Home Bancorp, Inc.	1,783	74,565
Home BancShares, Inc.	25,070	632,265
HomeStreet, Inc. (a)	4,892	132,084
HomeTrust Bancshares, Inc. (a)	3,223	82,670
Hope Bancorp, Inc.	19,879	352,057

2	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Horizon Bancorp	3,930	$114,638
Iberiabank Corp.	7,900	648,985
Independent Bank Corp.	8,552	418,915
Independent Bank Group, Inc.	2,685	161,905
International Bancshares Corp.	8,860	355,286
Investors Bancorp, Inc.	42,394	578,254
Kearny Financial Corp.	14,266	218,983
Lakeland Bancorp, Inc.	6,993	142,657
Lakeland Financial Corp.	4,198	204,527
LegacyTexas Financial Group, Inc.	6,540	261,077
Live Oak Bancshares, Inc.	4,074	95,535
Macatawa Bank Corp.	6,531	67,008
MainSource Financial Group, Inc.	4,056	145,448
MB Financial, Inc.	12,274	552,575
Mercantile Bank Corp.	3,191	111,366
Meridian Bancorp, Inc.	8,210	153,116
Meta Financial Group, Inc.	1,798	140,963
MidSouth Bancorp, Inc.	2,061	24,835
MidWestOne Financial Group, Inc.	1,932	65,224
MutualFirst Financial, Inc.	1,697	65,250
National Bank Holdings Corp., Class A	4,215	150,433
National Bankshares, Inc.	1,700	76,415
National Commerce Corp. (a)	1,938	82,946
NBT Bancorp, Inc.	6,847	251,422
New York Community Bancorp, Inc.	75,732	976,198
Nicolet Bankshares, Inc. (a)(b)	1,114	64,088
Northfield Bancorp, Inc.	7,214	125,163
Northrim BanCorp, Inc.	1,757	61,407
Northwest Bancshares, Inc.	17,883	308,839
Norwood Financial Corp.	2,020	61,650
OceanFirst Financial Corp.	5,201	142,975
OFG Bancorp	7,031	64,334
Ohio Valley Banc Corp.	1,099	40,004
Old National Bancorp	21,036	384,959
Old Second Bancorp, Inc.	6,505	87,492
Opus Bank	3,144	75,456
Oritani Financial Corp.	9,894	166,219
Orrstown Financial Services, Inc.	2,093	52,116
Pacific Continental Corp.	3,946	106,345
Pacific Premier Bancorp, Inc. (a)	6,184	233,446
PacWest Bancorp	18,992	959,286
Park National Corp.	2,061	222,567
Park Sterling Corp.	9,934	123,380
PCSB Financial Corp. (a)	3,534	66,651
Peapack Gladstone Financial Corp.	2,519	84,991
Penns Woods Bancorp, Inc.	2,217	103,024
People’s Utah Bancorp	3,942	127,918
Peoples Bancorp of North Carolina, Inc.	1,497	53,323
Peoples Bancorp, Inc.	3,210	107,824
Peoples Financial Corp.	1,245	17,928
Pinnacle Financial Partners, Inc.	12,145	813,108
Popular, Inc.	16,636	597,898

Common Stocks	Shares	Value
Banks (continued)
Porter Bancorp, Inc. (a)	1,229	$14,023
Preferred Bank	2,333	140,797
Prosperity Bancshares, Inc.	10,871	714,551
Provident Financial Holdings, Inc.	2,303	45,139
Provident Financial Services, Inc.	9,234	246,271
QCR Holdings, Inc.	2,381	108,335
Renasant Corp.	7,542	323,552
Republic Bancorp, Inc., Class A	1,667	64,830
Republic First Bancorp, Inc. (a)(b)	9,649	89,253
Riverview Bancorp, Inc.	5,394	45,310
S&T Bancorp, Inc.	5,620	222,440
Sandy Spring Bancorp, Inc.	3,931	162,901
Seacoast Banking Corp. of Florida (a)	7,343	175,424
ServisFirst Bancshares, Inc.	7,126	276,845
Shore Bancshares, Inc.	3,680	61,272
Sierra Bancorp	2,508	68,092
Signature Bank (a)	8,515	1,090,261
Simmons First National Corp., Class A	5,530	320,187
South State Corp.	4,051	364,793
Southern National Bancorp of Virginia, Inc.	3,026	51,412
Southside Bancshares, Inc.	4,206	152,930
Southwest Bancorp, Inc.	3,696	101,825
State Bank Financial Corp.	5,894	168,863
Sterling Bancorp	21,492	529,778
Stock Yards Bancorp, Inc.	3,828	145,464
Summit Financial Group, Inc.	2,289	58,736
Sun Bancorp, Inc.	2,292	56,956
SVB Financial Group (a)(b)	8,209	1,535,822
Synovus Financial Corp.	19,003	875,278
TCF Financial Corp.	28,535	486,236
Territorial Bancorp, Inc.	2,198	69,391
Texas Capital Bancshares, Inc. (a)	7,746	664,607
TFS Financial Corp.	9,927	160,123
Tompkins Financial Corp.	2,027	174,606
TowneBank	8,811	295,168
Trico Bancshares	3,317	135,168
Tristate Capital Holdings, Inc. (a)(b)	4,560	104,424
Triumph Bancorp, Inc. (a)	2,964	95,589
TrustCo Bank Corp. NY	14,741	131,195
Trustmark Corp.	10,227	338,718
UMB Financial Corp.	6,522	485,824
Umpqua Holdings Corp.	36,461	711,354
Union Bankshares Corp.	7,003	247,206
United Bancorp, Inc.	3,115	36,757
United Bankshares, Inc.	17,703	657,666
United Community Banks, Inc.	11,340	323,644
United Community Financial Corp.	9,075	87,120
United Financial Bancorp, Inc.	8,517	155,776
United Security Bancshares	4,213	40,024
Univest Corp. of Pennsylvania	4,547	145,504
Valley National Bancorp	42,353	510,354

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Veritex Holdings, Inc. (a)	2,762	$74,464
Washington Federal, Inc.	14,961	503,438
Washington Trust Bancorp, Inc.	2,472	141,522
WashingtonFirst Bankshares, Inc.	1,587	56,481
Waterstone Financial, Inc.	4,794	93,483
Webster Financial Corp.	13,987	735,017
WesBanco, Inc.	6,370	261,297
West BanCorp., Inc.	3,190	77,836
Westamerica BanCorp	4,025	239,648
Western Alliance Bancorp (a)	15,095	801,243
Western New England Bancorp, Inc.	7,717	84,115
Wintrust Financial Corp.	8,746	684,899
WSFS Financial Corp.	5,346	260,617
Xenith Bankshares, Inc. (a)	1,536	49,920

		58,128,085
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)(b)	1,480	231,176
Coca-Cola Bottling Co. Consolidated	720	155,340
Craft Brew Alliance, Inc. (a)(b)	1,760	30,888
National Beverage Corp.	1,810	224,530
New Age Beverages Corp. (a)	2,290	7,809
Primo Water Corp. (a)(b)	4,658	55,209
Willamette Valley Vineyards, Inc. (a)	2,312	18,219

		723,171
Chemicals — 2.7%
A. Schulman, Inc.	4,402	150,328
Aceto Corp.	4,429	49,738
AdvanSix, Inc. (a)	4,587	182,333
AgroFresh Solutions, Inc. (a)	3,270	22,988
American Vanguard Corp.	3,882	88,898
Ashland Global Holdings, Inc.	9,543	624,017
Axalta Coating Systems Ltd. (a)	34,157	987,849
Balchem Corp.	4,848	394,094
Cabot Corp.	9,923	553,703
Calgon Carbon Corp.	7,617	163,004
Cambrex Corp. (a)(b)	5,555	305,525
Celanese Corp., Series A	21,187	2,209,168
Chase Corp.	1,295	144,263
Chemours Co.	28,557	1,445,270
Codexis, Inc. (a)	6,641	44,163
CSW Industrials, Inc. (a)	2,567	113,846
Ferro Corp. (a)	13,135	292,911
FutureFuel Corp.	3,639	57,278
GCP Applied Technologies, Inc. (a)	10,983	337,178
Hawkins, Inc.	1,620	66,096
HB Fuller Co.	7,981	463,377
Huntsman Corp.	31,675	868,528
Ingevity Corp. (a)	6,519	407,242
Innophos Holdings, Inc.	3,017	148,406

Common Stocks	Shares	Value
Chemicals (continued)
Innospec, Inc.	3,555	$219,166
Intrepid Potash, Inc. (a)	18,112	78,968
KMG Chemicals, Inc.	1,469	80,619
Koppers Holdings, Inc. (a)	3,456	159,494
Kraton Corp. (a)	4,717	190,755
Kronos Worldwide, Inc.	3,366	76,846
LSB Industries, Inc. (a)	2,939	23,336
Minerals Technologies, Inc.	5,478	387,021
NewMarket Corp.	1,458	620,743
Nexeo Solutions, Inc. (a)	9,162	66,883
Olin Corp.	25,949	888,753
OMNOVA Solutions, Inc. (a)	6,506	71,241
Platform Specialty Products Corp. (a)(b)	34,203	381,375
PolyOne Corp.	12,483	499,694
Quaker Chemical Corp.	2,000	295,900
Rayonier Advanced Materials, Inc.	6,271	85,913
Rentech, Inc. (a)	3,065	1,410
RPM International, Inc.	20,752	1,065,408
Senomyx, Inc. (a)	7,801	4,727
Sensient Technologies Corp.	6,656	511,980
Stepan Co.	2,878	240,773
TOR Minerals International, Inc. (a)	1,000	7,150
Tredegar Corp.	3,711	66,798
Trinseo SA	7,002	469,834
Tronox Ltd., Class A	11,377	240,055
Univar, Inc. (a)	16,537	478,415
Valvoline, Inc.	32,946	772,584
Versum Materials, Inc.	17,213	668,209
Westlake Chemical Corp.	5,649	469,375
WR Grace & Co.	10,750	775,612
Yield10 Bioscience, Inc. (a)	233	713
ZAGG, Inc. (a)(b)	4,990	78,593

		20,098,546
Construction & Materials — 2.5%
AAON, Inc.	6,524	224,915
Advanced Drainage Systems, Inc.	5,721	115,850
AECOM (a)(b)	25,373	934,017
Aegion Corp. (a)	5,610	130,601
Ameresco, Inc., Class A (a)(b)	3,372	26,302
American Woodmark Corp. (a)	2,117	203,761
Apogee Enterprises, Inc.	4,823	232,758
Argan, Inc.	1,952	131,272
Armstrong Flooring, Inc. (a)	4,145	65,284
Armstrong World Industries, Inc. (a)	7,446	381,608
BlueLinx Holdings, Inc. (a)	2,204	22,767
Blueprint Medicines Corp. (a)(b)	5,491	382,558
BMC Stock Holdings, Inc. (a)	10,503	224,239
Boise Cascade Co. (a)	5,862	204,584
Builders FirstSource, Inc. (a)	16,643	299,408
Chicago Bridge & Iron Co. NV (b)	15,246	256,133
Continental Building Products, Inc. (a)	6,349	165,074

4	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
Eagle Materials, Inc.	7,609	$811,880
EMCOR Group, Inc.	9,242	641,210
Floor & Decor Holdings, Inc., Class A (a)(b)	2,867	111,612
Foundation Building Materials, Inc. (a)	998	14,112
Generac Holdings, Inc. (a)(b)	9,944	456,728
Gibraltar Industries, Inc. (a)	5,276	164,347
GMS, Inc. (a)	4,048	143,299
Goldfield Corp. (a)	3,448	21,722
Granite Construction, Inc.	6,000	347,700
Great Lakes Dredge & Dock Corp. (a)	9,666	46,880
Griffon Corp.	4,996	110,911
Hill International, Inc. (a)(b)	7,303	34,689
IES Holdings, Inc. (a)(b)	1,636	28,303
Installed Building Products, Inc. (a)	3,192	206,842
Insteel Industries, Inc.	2,808	73,317
JELD-WEN Holding, Inc. (a)	5,922	210,349
KBR, Inc.	21,005	375,569
Layne Christensen Co. (a)(b)	3,913	49,108
LB Foster Co., Class A	1,479	33,647
Lennox International, Inc.	5,931	1,061,471
Louisiana-Pacific Corp. (a)	22,936	621,107
Masonite International Corp. (a)	4,641	321,157
MasTec, Inc. (a)	9,981	463,118
MDU Resources Group, Inc.	30,232	784,546
Mueller Water Products, Inc., Series A	24,820	317,696
MYR Group, Inc. (a)	2,843	82,845
NCI Building Systems, Inc. (a)	6,628	103,397
Northwest Pipe Co. (a)(b)	2,132	40,551
Omega Flex, Inc.	980	70,403
Orion Group Holdings, Inc. (a)	5,034	33,023
Owens Corning	17,282	1,336,763
Patrick Industries, Inc. (a)	2,393	201,251
PGT Innovations, Inc. (a)	7,825	116,984
Ply Gem Holdings, Inc. (a)	3,732	63,631
Primoris Services Corp.	5,751	169,194
Quanex Building Products Corp.	5,075	116,471
Simpson Manufacturing Co., Inc.	5,984	293,455
Sterling Construction Co., Inc. (a)(b)	5,074	77,277
Summit Materials, Inc., Class A (a)(b)	17,822	570,839
Tecogen, Inc. (a)	1,236	3,943
Thermon Group Holdings, Inc. (a)(b)	5,345	96,157
TopBuild Corp. (a)	6,084	396,494
Trex Co., Inc. (a)(b)	4,443	400,181
Tutor Perini Corp. (a)(b)	6,087	172,871
Universal Forest Products, Inc.	3,003	294,775
US Concrete, Inc. (a)(b)	2,627	200,440
USG Corp. (a)(b)	13,936	455,010

Common Stocks	Shares	Value
Construction & Materials (continued)
Valmont Industries, Inc.	3,655	$577,856
Watsco, Inc.	4,746	764,438
Watts Water Technologies, Inc., Class A	4,454	308,217

		18,398,917
Electricity — 1.3%
ALLETE, Inc.	7,611	588,254
Avangrid, Inc.	8,369	396,858
Black Hills Corp.	8,064	555,368
Calpine Corp. (a)	57,224	844,069
Covanta Holding Corp.	20,330	301,900
Dynegy, Inc. (a)(b)	23,962	234,588
El Paso Electric Co.	6,588	363,987
Great Plains Energy, Inc.	33,516	1,015,535
Hawaiian Electric Industries, Inc.	18,220	608,001
IDACORP, Inc.	7,629	670,818
MGE Energy, Inc.	5,537	357,690
NorthWestern Corp.	7,217	410,936
Ormat Technologies, Inc.	5,791	353,541
Portland General Electric Co.	13,614	621,343
Sunrun, Inc. (a)	10,004	55,522
TerraForm Global, Inc., Class A (a)	13,137	62,401
TerraForm Power, Inc., Class A (a)	11,225	148,394
Unitil Corp.	2,550	126,123
US Geothermal, Inc. (a)	7,641	30,488
Vistra Energy Corp.	41,386	773,504
Vivint Solar, Inc. (a)(b)	7,224	24,562
Westar Energy, Inc.	22,185	1,100,376

		9,644,258
Electronic & Electrical Equipment — 3.3%
Allied Motion Technologies, Inc.	1,620	41,051
Anixter International, Inc. (a)	4,284	364,140
Applied DNA Sciences, Inc. (a)	6,764	19,413
Arrow Electronics, Inc. (a)	14,144	1,137,319
Atkore International Group, Inc. (a)	3,137	61,203
Avnet, Inc.	19,541	767,961
AVX Corp.	6,239	113,737
AZZ, Inc.	3,998	194,703
Badger Meter, Inc.	5,214	255,486
Bel Fuse, Inc., Class B	2,157	67,298
Belden, Inc.	6,483	522,076
Benchmark Electronics, Inc. (a)	7,614	260,018
Brady Corp., Class A	6,969	264,474
Capstone Turbine Corp. (a)	3,678	2,556
Cognex Corp. (b)	13,534	1,492,530
Coherent, Inc. (a)(b)	3,889	914,576
Control4 Corp. (a)(b)	3,575	105,319
CTS Corp.	5,283	127,320
CyberOptics Corp. (a)	1,663	27,024
Daktronics, Inc.	6,043	63,875
Electro Scientific Industries, Inc. (a)	5,070	70,574
eMagin Corp. (a)	6,297	14,168

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Encore Wire Corp.	3,537	$158,369
Energous Corp. (a)(b)	2,400	30,384
Energy Focus, Inc. (a)	4,423	12,075
EnerSys	6,958	481,285
ESCO Technologies, Inc.	3,900	233,805
Fabrinet (a)(b)	6,340	234,960
FARO Technologies, Inc. (a)(b)	2,690	102,892
General Cable Corp.	7,405	139,584
Houston Wire & Cable Co.	3,110	16,328
Hubbell, Inc.	8,019	930,364
II-VI, Inc. (a)(b)	8,248	339,405
Integer Holdings Corp. (a)	4,501	230,226
Intevac, Inc. (a)(b)	5,485	46,348
IntriCon Corp. (a)	2,740	33,154
IPG Photonics Corp. (a)(b)	5,926	1,096,666
Itron, Inc. (a)	5,094	394,530
Jabil, Inc.	28,296	807,851
KEMET Corp. (a)	7,636	161,349
Keysight Technologies, Inc. (a)	29,131	1,213,597
Kimball Electronics, Inc. (a)	5,162	111,757
Knowles Corp. (a)	15,810	241,419
Landauer, Inc.	1,662	111,853
LightPath Technologies, Inc., Class A (a)	6,052	15,493
Littelfuse, Inc.	3,550	695,374
LSI Industries, Inc.	4,195	27,729
MACOM Technology Solutions Holdings, Inc. (a)(b)	6,324	282,114
Maxwell Technologies, Inc. (a)(b)	5,619	28,825
Mesa Laboratories, Inc.	562	83,918
Methode Electronics, Inc.	5,654	239,447
Microvision, Inc. (a)	10,983	30,533
MTS Systems Corp.	2,593	138,596
Napco Security Technologies, Inc. (a)	4,487	43,524
National Instruments Corp.	17,626	743,288
Novanta, Inc. (a)	5,584	243,462
Nuvectra Corp. (a)	1,322	17,530
NVE Corp.	974	76,917
Orion Energy Systems, Inc. (a)	7,855	8,798
OSI Systems, Inc. (a)	2,791	255,014
Park Electrochemical Corp.	3,206	59,311
Plexus Corp. (a)	5,087	285,279
Powell Industries, Inc.	1,398	41,926
Regal-Beloit Corp.	6,944	548,576
Research Frontiers, Inc. (a)	5,552	6,607
Rogers Corp. (a)	2,685	357,857
Rubicon Technology, Inc. (a)	529	4,370
Sanmina Corp. (a)	11,339	421,244
Sensata Technologies Holding NV (a)(b)	26,687	1,282,844
Sparton Corp. (a)	1,071	24,858
Synthesis Energy Systems, Inc. (a)	57,655	31,134
Trimble, Inc. (a)	39,601	1,554,378

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
TTM Technologies, Inc. (a)	13,962	$214,596
Turtle Beach Corp. (a)	6,063	5,032
Ultralife Corp. (a)	4,545	30,679
Universal Display Corp. (b)	6,605	851,054
Veeco Instruments, Inc. (a)(b)	8,156	174,538
Vicor Corp. (a)(b)	3,135	73,986
Vishay Intertechnology, Inc.	20,274	381,151
Vishay Precision Group, Inc. (a)	2,569	62,684
WESCO International, Inc. (a)	7,166	417,419
Zebra Technologies Corp., Class A (a)	8,305	901,757

		24,676,864
Financial Services — 4.3%
Actinium Pharmaceuticals, Inc. (a)	8,447	4,858
Ally Financial, Inc.	70,433	1,708,729
Artisan Partners Asset Management, Inc., Class A	8,654	282,120
Ashford, Inc. (a)	394	23,876
Associated Capital Group, Inc., Class A	805	28,739
Asta Funding, Inc. (a)	1,501	11,333
Atlanticus Holdings Corp. (a)	251	582
BGC Partners, Inc., Class A	36,260	524,682
Blackhawk Network Holdings, Inc. (a)(b)	9,391	411,326
CIT Group, Inc.	21,488	1,053,986
Cohen & Steers, Inc.	3,036	119,892
Consumer Portfolio Services, Inc. (a)	5,716	26,065
Cowen, Inc., Class A (a)(b)	4,324	76,967
Credit Acceptance Corp. (a)(b)	1,948	545,771
Diamond Hill Investment Group, Inc.	522	110,847
Eaton Vance Corp.	18,334	905,150
Encore Capital Group, Inc. (a)(b)	3,846	170,378
Enova International, Inc. (a)	4,701	63,228
Essent Group Ltd. (a)	12,034	487,377
Evercore, Inc., Class A	6,093	488,963
Ezcorp, Inc., Class A (a)(b)	8,094	76,893
Federal Agricultural Mortgage Corp., Class C	1,734	126,131
Federated Investors, Inc., Class B	13,995	415,651
Financial Engines, Inc.	9,678	336,311
FirstCash, Inc.	7,433	469,394
FNF Group	41,438	1,966,647
FNFV Group (a)	12,943	221,972
GAMCO Investors, Inc., Class A	805	23,957
Global Brokerage, Inc. (a)	1,155	1,964
Green Dot Corp., Class A (a)	6,679	331,145
Greenhill & Co., Inc.	4,276	70,982
Hamilton Lane, Inc., Class A	2,610	70,079
HealthEquity, Inc. (a)	7,750	391,995
Houlihan Lokey, Inc.	3,805	148,890

6	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Financial Services (continued)
HRG Group, Inc. (a)	22,134	$345,512
Impac Mortgage Holdings, Inc. (a)	1,830	23,900
Interactive Brokers Group, Inc., Class A	10,219	460,264
INTL. FCStone, Inc. (a)	2,537	97,218
Investment Technology Group, Inc.	5,189	114,884
Investors Title Co.	214	38,321
Janus Henderson Group PLC	29,130	1,014,889
Jason Industries, Inc. (a)	4,507	7,166
Ladder Capital Corp.	13,533	186,485
Ladenburg Thalmann Financial Services, Inc.	20,288	58,429
Lazard Ltd., Class A	20,140	910,731
Legg Mason, Inc.	13,893	546,134
LendingClub Corp. (a)	58,525	356,417
LendingTree, Inc. (a)(b)	1,296	316,807
Liberty Ventures, Series A (a)	13,059	751,545
LPL Financial Holdings, Inc.	13,361	689,027
MarketAxess Holdings, Inc.	5,863	1,081,782
Marlin Business Services Corp.	1,640	47,150
MGIC Investment Corp. (a)	58,906	738,092
Moelis & Co., Class A	4,535	195,232
MoneyGram International, Inc. (a)	5,436	87,574
MSCI, Inc.	14,034	1,640,575
Nelnet, Inc., Class A	2,846	143,723
NewStar Financial, Inc.	3,072	36,065
NMI Holdings, Inc., Class A (a)	9,420	116,808
NRG Yield, Inc., Class A	8,929	169,383
NRG Yield, Inc., Class C	9,117	175,958
Ocwen Financial Corp. (a)	16,212	55,769
On Deck Capital, Inc. (a)	6,601	30,827
OneMain Holdings, Inc. (a)(b)	8,167	230,228
Oppenheimer Holdings, Inc., Class A	1,705	29,582
PICO Holdings, Inc. (a)	4,035	67,385
Piper Jaffray Cos.	2,366	140,422
PJT Partners, Inc., Class A	2,864	109,720
PRA Group, Inc. (a)(b)	7,260	207,999
Pzena Investment Management, Inc., Class A	3,173	34,554
Radian Group, Inc.	33,786	631,460
Regional Management Corp. (a)	1,727	41,811
Safeguard Scientifics, Inc. (a)(b)	4,085	54,535
Santander Consumer USA Holdings, Inc. (a)	17,383	267,177
SEI Investments Co.	20,922	1,277,497
SLM Corp. (a)	67,457	773,743
Stewart Information Services Corp.	3,587	135,445
Stifel Financial Corp.	10,470	559,726
TD Ameritrade Holding Corp.	38,328	1,870,406
TESARO, Inc. (a)	5,933	765,950
U.S. Global Investors, Inc., Class A	4,302	9,163
Virtu Financial, Inc., Class A	6,407	103,793
Virtus Investment Partners, Inc.	1,153	133,806

Common Stocks	Shares	Value
Financial Services (continued)
VolitionRX Ltd. (a)	6,405	$16,845
Voya Financial, Inc.	28,493	1,136,586
Waddell & Reed Financial, Inc., Class A	12,521	251,296
Walker & Dunlop, Inc. (a)(b)	4,301	225,071
Westwood Holdings Group, Inc.	1,466	98,618
WisdomTree Investments, Inc.	17,278	175,890
WMIH Corp. (a)	33,498	31,823
World Acceptance Corp. (a)	1,064	88,195

		31,602,273
Fixed Line Telecommunications — 0.4%
8x8, Inc. (a)	14,330	193,455
Cincinnati Bell, Inc. (a)	6,259	124,241
Consolidated Communications Holdings, Inc.	9,996	190,724
Frontier Communications Corp. (b)	12,098	142,635
General Communication, Inc., Class A (a)(b)	4,977	203,012
GTT Communications, Inc. (a)(b)	5,160	163,314
Hawaiian Telcom Holdco, Inc. (a)	2,127	63,427
HC2 Holdings, Inc. (a)	4,461	23,554
IDT Corp., Class B	2,972	41,846
Lumos Networks Corp. (a)	4,097	73,418
Straight Path Communications, Inc., Class B (a)	1,262	228,006
Vonage Holdings Corp. (a)	30,026	244,420
Windstream Holdings, Inc.	28,739	50,868
Zayo Group Holdings, Inc. (a)	28,298	974,017

		2,716,937
Food & Drug Retailers — 0.4%
Casey’s General Stores, Inc.	5,909	646,740
Chefs’ Warehouse, Inc. (a)	3,358	64,809
Core-Mark Holding Co., Inc.	7,129	229,126
Diplomat Pharmacy, Inc. (a)(b)	6,690	138,550
GNC Holdings, Inc., Class A (b)	10,229	90,424
Ingles Markets, Inc., Class A	2,303	59,187
Natural Health Trends Corp.	1,354	32,361
Performance Food Group Co. (a)	13,433	379,482
PetMed Express, Inc.	3,455	114,533
Rite Aid Corp. (a)(b)	169,281	331,793
Smart & Final Stores, Inc. (a)	4,080	32,028
SpartanNash Co.	5,521	145,589
Sprouts Farmers Market, Inc. (a)	20,641	387,432
SuperValu, Inc. (a)	5,901	128,347
United Natural Foods, Inc. (a)(b)	7,684	319,578
Vitamin Shoppe, Inc. (a)	3,693	19,757
Weis Markets, Inc.	2,324	101,094

		3,220,830
Food Producers — 2.0%
Alico, Inc.	610	20,832
Amplify Snack Brands, Inc. (a)(b)	5,088	36,074

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Food Producers (continued)
Andersons, Inc.	3,787	$129,705
B&G Foods, Inc.	10,478	333,724
Blue Buffalo Pet Products, Inc. (a)(b)	15,208	431,147
Bunge Ltd.	21,472	1,491,445
Cal-Maine Foods, Inc. (a)	4,515	185,566
Calavo Growers, Inc.	2,423	177,364
Darling Ingredients, Inc. (a)	26,203	459,077
Dean Foods Co.	13,709	149,154
Farmer Bros Co. (a)	1,660	54,531
Flowers Foods, Inc.	29,403	553,089
Fresh Del Monte Produce, Inc.	5,263	239,256
Freshpet, Inc. (a)(b)	3,781	59,173
Griffin Industrial Realty, Inc.	1,073	39,004
Hain Celestial Group, Inc. (a)	16,751	689,304
Herbalife Ltd. (a)	10,493	711,740
Hostess Brands, Inc. (a)(b)	13,475	184,068
HQ Sustainable Maritime Industries, Inc. (a)(c)	4,100	—
Ingredion, Inc.	11,183	1,349,117
J&J Snack Foods Corp.	2,381	312,625
John B Sanfilippo & Son, Inc.	1,422	95,715
Lamb Weston Holdings, Inc.	22,466	1,053,431
Lancaster Colony Corp.	2,973	357,117
Lifevantage Corp. (a)	3,491	14,732
Lifeway Foods, Inc. (a)	1,804	16,056
Limoneira Co.	2,404	55,701
Lipocine, Inc. (a)	5,425	21,537
Mannatech, Inc.	644	9,145
Medifast, Inc.	1,806	107,222
MGP Ingredients, Inc.	1,817	110,165
Nutrisystem, Inc.	4,434	247,861
Omega Protein Corp.	3,642	60,639
Phibro Animal Health Corp., Class A	2,839	105,185
Pilgrim’s Pride Corp. (a)	9,086	258,133
Pinnacle Foods, Inc.	18,245	1,043,067
Post Holdings, Inc. (a)(b)	10,224	902,472
Reliv International, Inc. (a)	59	395
Rocky Mountain Chocolate Factory, Inc.	2,724	32,170
Sanderson Farms, Inc.	2,996	483,914
Seaboard Corp.	38	171,190
Seneca Foods Corp., Class A (a)	1,343	46,333
Snyders-Lance, Inc.	13,636	520,077
Tootsie Roll Industries, Inc. (b)	2,779	105,602
TreeHouse Foods, Inc. (a)(b)	9,028	611,466
U.S. Foods Holding Corp. (a)	21,459	572,955
USANA Health Sciences, Inc. (a)	1,572	90,704

		14,698,979
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	124,799
Deltic Timber Corp.	1,574	139,189

Common Stocks	Shares	Value
Forestry & Paper (continued)
Domtar Corp.	9,442	$409,688
KapStone Paper and Packaging Corp.	13,377	287,493
Mercer International, Inc.	6,229	73,814
Neenah Paper, Inc.	2,503	214,132
PH Glatfelter Co.	6,319	122,905
Resolute Forest Products (a)(b)	12,838	64,832
Veritiv Corp. (a)	2,308	75,010
Verso Corp., Class A (a)	5,490	27,944

		1,539,806
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,470	269,397
Aqua America, Inc.	27,283	905,556
Artesian Resources Corp., Class A	1,250	47,250
Atmos Energy Corp.	16,009	1,342,195
Avista Corp.	9,641	499,115
Cadiz, Inc. (a)	4,834	61,392
California Water Service Group	7,033	268,309
Chesapeake Utilities Corp.	2,612	204,389
Connecticut Water Service, Inc.	2,258	133,899
Genie Energy Ltd., Class B	3,673	24,058
Middlesex Water Co.	2,592	101,788
National Fuel Gas Co.	13,759	778,897
New Jersey Resources Corp.	12,980	547,107
Northwest Natural Gas Co.	4,404	283,618
ONE Gas, Inc.	7,794	573,950
PNM Resources, Inc.	11,944	481,343
RGC Resources, Inc.	2,773	79,225
SJW Corp.	2,322	131,425
South Jersey Industries, Inc.	12,485	431,107
Southwest Gas Holdings, Inc.	7,106	551,568
Spark Energy, Inc., Class A (b)	2,263	33,945
Spire, Inc.	6,930	517,324
UGI Corp.	26,803	1,255,989
Vectren Corp.	13,062	859,088
WGL Holdings, Inc.	7,652	644,298
York Water Co.	2,157	73,122

		11,099,354
General Industrials — 1.4%
Actuant Corp., Class A	10,812	276,787
Aptargroup, Inc.	10,013	864,222
Bemis Co., Inc.	14,640	667,145
Berry Global Group, Inc. (a)	20,191	1,143,820
Carlisle Cos., Inc.	10,018	1,004,705
Crown Holdings, Inc. (a)	21,282	1,270,961
CryoPort, Inc. (a)	4,188	41,252
Global Brass & Copper Holdings, Inc.	3,673	124,147
Graphic Packaging Holding Co.	49,693	693,231
Greif, Inc., Class A	3,637	212,910
Greif, Inc., Class B	1,017	65,342
Harsco Corp. (a)	11,862	247,916

8	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Industrials (continued)
ITT, Inc.	13,665	$604,950
Landec Corp. (a)(b)	4,881	63,209
Multi-Color Corp. (b)	2,155	176,602
Myers Industries, Inc.	3,762	78,814
Otter Tail Corp.	5,878	254,811
Owens-Illinois, Inc. (a)(b)	25,629	644,826
Raven Industries, Inc.	5,522	178,913
Rexnord Corp. (a)	15,645	397,540
Silgan Holdings, Inc.	12,070	355,220
Sonoco Products Co.	15,900	802,155
TriMas Corp. (a)	6,652	179,604
UFP Technologies, Inc. (a)	1,471	41,335

		10,390,417
General Retailers — 4.0%
1-800-Flowers.com, Inc., Class A (a)	5,670	55,850
Aaron’s, Inc.	9,518	415,270
Abercrombie & Fitch Co., Class A	10,514	151,822
Adtalem Global Education, Inc.	9,173	328,852
Altice USA, Inc., Class A (a)	9,968	272,226
AMERCO	915	343,033
America’s Car-Mart, Inc. (a)	1,386	56,999
American Eagle Outfitters, Inc.	25,423	363,549
American Public Education, Inc. (a)	2,731	57,488
Antero Resources Corp. (a)	34,143	679,446
Asbury Automotive Group, Inc. (a)	3,061	187,027
Ascena Retail Group, Inc. (a)	25,130	61,569
At Home Group, Inc. (a)	652	14,892
Autobytel, Inc. (a)	2,014	13,876
AutoNation, Inc. (a)(b)	10,292	488,458
Barnes & Noble Education, Inc. (a)	6,163	40,121
Barnes & Noble, Inc.	8,898	67,625
Beacon Roofing Supply, Inc. (a)	9,402	481,852
Bed Bath & Beyond, Inc.	22,661	531,854
Big 5 Sporting Goods Corp.	2,684	20,533
Big Lots, Inc.	6,639	355,651
Bon-Ton Stores, Inc. (a)	2,228	958
Boot Barn Holdings, Inc. (a)(b)	2,185	19,447
Bridgepoint Education, Inc. (a)	2,758	26,477
Bright Horizons Family Solutions, Inc. (a)	8,004	690,025
Buckle, Inc.	3,973	66,945
Build-A-Bear Workshop, Inc. (a)	2,727	24,952
Burlington Stores, Inc. (a)	11,157	1,065,047
Caleres, Inc.	6,897	210,496
Cambium Learning Group, Inc. (a)	4,720	31,294
Capella Education Co.	1,792	125,709
Care.com, Inc. (a)	1,738	27,617
Career Education Corp. (a)	10,687	111,038
Carriage Services, Inc.	2,462	63,027
Cars.com, Inc. (a)	11,105	295,504
Carvana Co. (a)(b)	2,969	43,585
Cato Corp., Class A	3,894	51,518

Common Stocks	Shares	Value
General Retailers (continued)
CDK Global, Inc.	20,933	$1,320,663
Chegg, Inc. (a)	12,092	179,445
Chemed Corp.	2,486	502,296
Chico’s FAS, Inc.	19,485	174,391
Children’s Place, Inc.	2,749	324,794
Christopher & Banks Corp. (a)	6,159	8,376
Citi Trends, Inc.	2,593	51,523
Clean Energy Fuels Corp. (a)(b)	15,034	37,284
Collectors Universe, Inc.	1,741	41,732
Conn’s, Inc. (a)	3,781	106,435
Container Store Group, Inc. (a)(b)	2,847	11,986
Copart, Inc. (a)	31,934	1,097,572
Destination Maternity Corp. (a)	2,770	4,626
Destination XL Group, Inc. (a)	8,559	16,262
Dick’s Sporting Goods, Inc.	13,158	355,398
Dillard’s, Inc., Class A (b)	3,366	188,732
DSW, Inc., Class A	11,768	252,777
Emerald Expositions Events, Inc.	2,005	46,596
Etsy, Inc. (a)	16,289	274,958
EVINE Live, Inc. (a)	7,906	8,222
Express, Inc. (a)	12,371	83,628
Finish Line, Inc., Class A	6,356	76,463
Five Below, Inc. (a)	8,397	460,827
Francesca’s Holdings Corp. (a)	6,453	47,494
Fred’s, Inc., Class A (b)	4,994	32,161
FTD Cos., Inc. (a)(b)	3,190	41,598
Gaia, Inc. (a)(b)	3,595	43,140
GameStop Corp., Class A	17,079	352,852
Genesco, Inc. (a)	3,006	79,960
Grand Canyon Education, Inc. (a)	7,545	685,237
Group 1 Automotive, Inc.	3,063	221,945
GrubHub, Inc. (a)	13,902	732,079
Guess?, Inc.	9,276	157,970
Haverty Furniture Cos., Inc.	3,228	84,412
Hibbett Sports, Inc. (a)(b)	3,484	49,647
Hillenbrand, Inc.	9,955	386,752
Houghton Mifflin Harcourt Co. (a)	15,421	185,823
HSN, Inc.	4,839	188,963
J. Jill, Inc. (a)	1,051	11,445
JC Penney Co., Inc. (a)(b)	46,483	177,104
K12, Inc. (a)	5,636	100,546
KAR Auction Services, Inc.	21,349	1,019,201
Kirkland’s, Inc. (a)	2,707	30,941
Lands’ End, Inc. (a)	2,026	26,743
Laureate Education, Inc., Class A (a)	5,435	79,079
Liquidity Services, Inc. (a)	4,477	26,414
Lithia Motors, Inc., Class A	3,754	451,644
Lumber Liquidators Holdings, Inc. (a)	4,057	158,142
MarineMax, Inc. (a)(b)	4,129	68,335
Matthews International Corp., Class A	4,866	302,908
Michaels Cos., Inc. (a)(b)	17,531	376,391

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
Monro, Inc.	5,679	$318,308
Murphy USA, Inc. (a)(b)	5,262	363,078
Office Depot, Inc.	84,453	383,421
Ollie’s Bargain Outlet Holdings, Inc. (a)	7,432	344,845
Overstock.com, Inc. (a)	2,766	82,150
Party City Holdco, Inc. (a)	3,899	52,831
PCM, Inc. (a)(b)	1,516	21,224
Penske Automotive Group, Inc.	5,762	274,098
Pier 1 Imports, Inc.	12,905	54,072
PriceSmart, Inc.	3,440	307,020
Providence Service Corp. (a)	2,023	109,404
RealNetworks, Inc. (a)(b)	5,145	24,696
Regis Corp. (a)(b)	5,786	82,566
Rent-A-Center, Inc.	7,864	90,279
RH (a)(b)	3,106	218,414
Rollins, Inc.	15,119	697,591
Rush Enterprises, Inc., Class A (a)	5,240	242,560
Sally Beauty Holdings, Inc. (a)(b)	20,944	410,084
Sears Holdings Corp. (a)(b)	4,842	35,347
Service Corp. International	29,697	1,024,546
ServiceMaster Global Holdings, Inc. (a)	21,046	983,480
Shoe Carnival, Inc.	2,381	53,287
Shutterfly, Inc. (a)	5,172	250,739
SiteOne Landscape Supply, Inc. (a)(b)	5,891	342,267
Sonic Automotive, Inc., Class A	4,134	84,334
Sotheby’s (a)	6,051	279,012
SP Plus Corp. (a)	2,950	116,525
Sportsman’s Warehouse Holdings, Inc. (a)(b)	4,298	19,384
Stage Stores, Inc.	4,672	8,596
Stamps.com, Inc. (a)	2,505	507,638
Stein Mart, Inc. (b)	4,383	5,698
Strayer Education, Inc.	1,653	144,257
Tailored Brands, Inc.	7,130	102,957
Tile Shop Holdings, Inc.	5,605	71,183
Titan Machinery, Inc. (a)	2,671	41,481
TrueCar, Inc. (a)	11,249	177,622
Trupanion, Inc. (a)	3,225	85,172
Tuesday Morning Corp. (a)	6,404	20,493
Urban Outfitters, Inc. (a)(b)	13,666	326,617
Weight Watchers International, Inc. (a)(b)	4,031	175,550
Williams-Sonoma, Inc.	12,984	647,382
Winmark Corp.	437	57,575
Zumiez, Inc. (a)	2,839	51,386

		29,274,713
Health Care Equipment & Services — 4.3%
AAC Holdings, Inc. (a)(b)	2,226	22,104
Abaxis, Inc.	3,511	156,766
ABIOMED, Inc. (a)(b)	6,466	1,090,168

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Acadia Healthcare Co., Inc. (a)	12,505	$597,239
Accuray, Inc. (a)(b)	12,884	51,536
AdCare Health Systems, Inc. (a)	7,324	6,665
Addus HomeCare Corp. (a)(b)	1,286	45,396
Alere, Inc. (a)	14,033	715,543
Almost Family, Inc. (a)	2,437	130,867
Alphatec Holdings, Inc. (a)	1,899	4,292
Amedisys, Inc. (a)(b)	4,240	237,270
American Renal Associates Holdings, Inc. (a)(b)	1,388	20,778
Analogic Corp.	1,873	156,864
AngioDynamics, Inc. (a)	7,769	132,772
Anika Therapeutics, Inc. (a)(b)	2,272	131,776
Antares Pharma, Inc. (a)	26,095	84,548
AtriCure, Inc. (a)	5,376	120,261
Atrion Corp.	224	150,528
AxoGen, Inc. (a)	4,935	95,492
Bio-Rad Laboratories, Inc., Class A (a)	3,312	735,993
Biolase, Inc. (a)	11,125	6,706
BioScrip, Inc. (a)	20,256	55,704
Biostage, Inc. (a)	3,656	1,130
BioTelemetry, Inc. (a)(b)	4,630	152,790
Bovie Medical Corp. (a)	4,719	15,950
Brookdale Senior Living, Inc. (a)(b)	28,171	298,623
Bruker Corp.	16,600	493,850
CalAtlantic Group, Inc.	12,261	449,120
Cantel Medical Corp.	5,957	560,971
Capital Senior Living Corp. (a)(b)	4,670	58,609
Cardiovascular Systems, Inc. (a)	5,198	146,324
Civitas Solutions, Inc. (a)	2,868	52,915
Cogentix Medical, Inc. (a)	6,713	17,185
Community Health Systems, Inc. (a)(b)	17,321	133,025
ConforMIS, Inc. (a)(b)	5,799	20,412
CONMED Corp.	3,573	187,475
Corindus Vascular Robotics, Inc. (a)(b)	20,807	31,627
Corvel Corp. (a)	1,635	88,944
CryoLife, Inc. (a)	4,639	105,305
Cutera, Inc. (a)(b)	2,275	94,071
CytoSorbents Corp. (a)	4,303	26,679
DexCom, Inc. (a)(b)	13,180	644,831
Dextera Surgical, Inc. (a)(b)	3,562	983
Endologix, Inc. (a)	12,883	57,458
Ensign Group, Inc.	6,892	155,690
Exactech, Inc. (a)	1,877	61,847
Five Star Senior Living, Inc. (a)	16,250	25,188
Fluidigm Corp. (a)(b)	4,592	23,144
FONAR Corp. (a)(b)	1,417	43,219
Genesis Healthcare, Inc. (a)(b)	5,313	6,163
GenMark Diagnostics, Inc. (a)(b)	7,790	75,018
Glaukos Corp. (a)(b)	4,900	161,700
Globus Medical, Inc., Class A (a)	11,083	329,387

10	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Haemonetics Corp. (a)	7,760	$348,191
Halyard Health, Inc. (a)	7,764	349,613
Healthcare Services Group, Inc.	11,747	633,986
HealthSouth Corp.	14,780	685,053
HealthStream, Inc. (a)	3,976	92,919
Hill-Rom Holdings, Inc.	9,945	735,930
HMS Holdings Corp. (a)(b)	13,041	258,994
ICU Medical, Inc. (a)	2,348	436,376
Inogen, Inc. (a)(b)	2,528	240,413
Insulet Corp. (a)(b)	9,429	519,349
Integra LifeSciences Holdings Corp. (a)(b)	9,568	482,993
Intersect ENT, Inc. (a)	4,481	139,583
Invacare Corp.	4,891	77,033
iRhythm Technologies, Inc. (a)	2,986	154,914
Juno Therapeutics, Inc. (a)	12,735	571,292
K2M Group Holdings, Inc. (a)(b)	6,090	129,169
Kindred Healthcare, Inc.	12,162	82,702
Lantheus Holdings, Inc. (a)(b)	4,633	82,467
LeMaitre Vascular, Inc.	2,222	83,147
LHC Group, Inc. (a)	2,418	171,485
LifePoint Health, Inc. (a)	6,081	352,090
LivaNova PLC (a)	6,732	471,644
Magellan Health, Inc. (a)(b)	3,447	297,476
Masimo Corp. (a)	7,196	622,886
MEDNAX, Inc. (a)	15,170	654,130
Meridian Bioscience, Inc.	6,734	96,296
Merit Medical Systems, Inc. (a)	8,267	350,107
Molina Healthcare, Inc. (a)(b)	6,739	463,374
Natera, Inc. (a)	4,291	55,311
National Healthcare Corp.	1,472	92,103
Natus Medical, Inc. (a)(b)	5,169	193,838
Navidea Biopharmaceuticals, Inc. (a)	26,297	10,914
Neogen Corp. (a)	6,464	500,701
NeoGenomics, Inc. (a)(b)	9,277	103,253
Nevro Corp. (a)	4,286	389,512
NuVasive, Inc. (a)	7,914	438,910
NxStage Medical, Inc. (a)	10,176	280,858
Omnicell, Inc. (a)	6,517	332,693
OraSure Technologies, Inc. (a)	9,831	221,197
Orthofix International NV (a)	2,789	131,780
Owens & Minor, Inc.	9,148	267,122
PAREXEL International Corp. (a)	8,237	725,515
Penumbra, Inc. (a)(b)	4,535	409,510
PharMerica Corp. (a)	4,613	135,161
Psychemedics Corp.	1,320	24,328
Quidel Corp. (a)(b)	4,380	192,107
Quorum Health Corp. (a)	4,330	22,429
R1 RCM, Inc. (a)(b)	14,948	55,457
RadNet, Inc. (a)	5,911	68,272
Rennova Health, Inc. (a)	26	5
Retractable Technologies, Inc. (a)	4,605	3,069
Rockwell Medical, Inc. (a)(b)	7,565	64,756

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
RTI Surgical, Inc. (a)	10,112	$46,010
SeaSpine Holdings Corp. (a)	1,779	19,960
Select Medical Holdings Corp. (a)	16,098	309,082
Spark Therapeutics, Inc. (a)(b)	4,759	424,312
STAAR Surgical Co. (a)(b)	5,027	62,586
STERIS PLC	13,340	1,179,256
Surgery Partners, Inc. (a)	3,215	33,275
SurModics, Inc. (a)	2,327	72,137
T2 Biosystems, Inc. (a)	4,053	17,023
Tandem Diabetes Care, Inc. (a)	3,670	2,679
Teladoc, Inc. (a)(b)	6,599	218,757
Teleflex, Inc.	7,031	1,701,291
Tenet Healthcare Corp. (a)(b)	12,189	200,265
Tivity Health, Inc. (a)	5,011	204,449
Triple-S Management Corp., Class B (a)	3,526	83,496
U.S. Physical Therapy, Inc.	1,955	120,135
Utah Medical Products, Inc.	662	48,690
Varex Imaging Corp. (a)	5,658	191,467
ViewRay, Inc. (a)(b)	7,494	43,165
Viveve Medical, Inc. (a)	1,837	9,626
VWR Corp. (a)	13,221	437,747
WellCare Health Plans, Inc. (a)	7,053	1,211,282
West Pharmaceutical Services, Inc.	11,434	1,100,637
Wright Medical Group NV (a)(b)	17,581	454,820
Zafgen, Inc. (a)	2,989	10,521

		31,773,982
Household Goods & Home Construction — 1.6%
ACCO Brands Corp. (a)	16,442	195,660
Bassett Furniture Industries, Inc.	1,739	65,560
Beazer Homes USA, Inc. (a)	5,712	107,043
Briggs & Stratton Corp.	6,373	149,765
Cavco Industries, Inc. (a)	1,393	205,537
Central Garden & Pet Co., Class A (a)	6,265	232,995
Century Communities, Inc. (a)	3,342	82,547
Compx International, Inc.	1,034	15,769
Comstock Holdings Cos., Inc. (a)	1,729	2,887
Dixie Group, Inc. (a)	2,900	11,600
Edgewell Personal Care Co. (a)	8,921	649,181
Energizer Holdings, Inc.	9,658	444,751
Ethan Allen Interiors, Inc.	3,943	127,753
Flexsteel Industries, Inc.	1,215	61,601
Forward Industries, Inc. (a)	2,823	3,359
Herman Miller, Inc.	8,959	321,628
HNI Corp.	6,656	276,024
Hooker Furniture Corp.	1,876	89,579
Hovnanian Enterprises, Inc., Class A (a)(b)	21,351	41,207
Interface, Inc.	9,610	210,459
iRobot Corp. (a)(b)	4,266	328,738
KB Home	12,278	296,145
Knoll, Inc.	7,374	147,480

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
La-Z-Boy, Inc.	7,437	$200,055
LGI Homes, Inc. (a)(b)	2,808	136,385
Libbey, Inc.	3,627	33,586
Lifetime Brands, Inc.	2,050	37,515
M/I Homes, Inc. (a)	4,013	107,267
MDC Holdings, Inc.	5,937	197,168
Meritage Homes Corp. (a)	5,844	259,474
National Presto Industries, Inc.	790	84,096
NVR, Inc. (a)	549	1,567,395
Oil-Dri Corp. of America	1,129	55,242
Scotts Miracle-Gro Co., Class A	6,384	621,419
Select Comfort Corp. (a)(b)	7,058	219,151
Spectrum Brands Holdings, Inc.	3,826	405,250
Steelcase, Inc., Class A	12,921	198,983
Taylor Morrison Home Corp., Class A (a)	10,966	241,800
Tempur Sealy International, Inc. (a)	7,394	477,061
Toll Brothers, Inc.	23,980	994,451
TRI Pointe Group, Inc. (a)(b)	25,458	351,589
Tupperware Brands Corp.	7,915	489,305
Virco Manufacturing Corp. (a)	5,315	29,233
Wayfair, Inc., Class A (a)	6,202	418,015
WD-40 Co.	2,313	258,825
William Lyon Homes, Class A (a)	4,111	94,512

		11,545,045
Industrial Engineering — 3.3%
AGCO Corp.	10,320	761,306
Alamo Group, Inc.	1,607	172,544
Albany International Corp., Class A	4,299	246,763
Altra Industrial Motion Corp.	4,683	225,252
American Railcar Industries, Inc.	1,354	52,264
Astec Industries, Inc.	2,944	164,893
Babcock & Wilcox Enterprises, Inc. (a)(b)	8,137	27,096
Broadwind Energy, Inc. (a)	4,880	15,811
Ceco Environmental Corp.	4,277	36,183
Chicago Rivet & Machine Co.	494	15,314
CIRCOR International, Inc. (b)	2,547	138,633
Colfax Corp. (a)	15,461	643,796
Columbus McKinnon Corp.	2,933	111,073
Commercial Vehicle Group, Inc. (a)	5,294	38,911
Crane Co.	8,061	644,799
DMC Global, Inc.	2,800	47,320
Donaldson Co., Inc.	20,977	963,683
Douglas Dynamics, Inc.	3,445	135,733
Energy Recovery, Inc. (a)(b)	5,232	41,333
EnPro Industries, Inc.	3,440	277,023
Federal Signal Corp.	9,098	193,605
Franklin Electric Co., Inc.	5,838	261,834
FreightCar America, Inc.	2,656	51,951
Gardner Denver Holdings, Inc. (a)	6,253	172,083
GATX Corp.	6,015	370,283
Gorman-Rupp Co.	2,838	92,434

Common Stocks	Shares	Value
Industrial Engineering (continued)
Graco, Inc.	8,754	$1,082,782
Graham Corp.	1,902	39,619
Greenbrier Cos., Inc.	4,279	206,034
H&E Equipment Services, Inc.	4,783	139,664
Horizon Global Corp. (a)	3,297	58,159
Hurco Cos., Inc.	1,373	57,117
Hyster-Yale Materials Handling, Inc.	1,727	132,012
IDEX Corp.	11,736	1,425,572
John Bean Technologies Corp. (b)	4,869	492,256
Kadant, Inc.	1,829	180,248
Kennametal, Inc.	11,991	483,717
Key Technology, Inc. (a)	998	18,852
Kimball International, Inc., Class B	5,240	103,595
Lincoln Electric Holdings, Inc.	9,781	896,722
Lindsay Corp.	1,858	170,750
Lydall, Inc. (a)	2,799	160,383
Manitex International, Inc. (a)	2,717	24,399
Manitowoc Co., Inc. (a)	23,434	210,915
Materion Corp.	3,097	133,636
Meritor, Inc. (a)	14,861	386,535
Middleby Corp. (a)	9,126	1,169,679
Milacron Holdings Corp. (a)(b)	8,386	141,388
Miller Industries, Inc.	2,019	56,431
MSA Safety, Inc.	4,976	395,642
Mueller Industries, Inc.	9,270	323,987
NACCO Industries, Inc., Class A	799	68,554
Navistar International Corp. (a)(b)	9,906	436,557
Neff Corp., Class A (a)	1,724	43,100
NN, Inc.	4,181	121,249
Nordson Corp.	7,922	938,757
Oshkosh Corp.	11,784	972,651
Paylocity Holding Corp. (a)(b)	4,271	208,510
Perma-Pipe International Holdings, Inc. (a)	1,937	16,368
Proto Labs, Inc. (a)	3,660	293,898
REV Group, Inc.	1,759	50,589
Spartan Motors, Inc.	5,545	61,272
SPX Corp. (a)	6,490	190,417
SPX FLOW, Inc. (a)	6,381	246,051
Standex International Corp.	2,053	218,029
Sun Hydraulics Corp.	3,942	212,868
Tennant Co.	2,625	173,775
Terex Corp.	13,178	593,274
Timken Co.	10,466	508,124
TimkenSteel Corp. (a)	5,808	95,832
Toro Co.	16,959	1,052,476
Trinity Industries, Inc.	23,378	745,790
Twin Disc, Inc. (a)	1,831	34,075
Wabash National Corp.	10,252	233,951
Wabtec Corp. (b)	13,427	1,017,095
Welbilt, Inc. (a)(b)	22,964	529,320

12	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
Woodward, Inc.	8,805	$683,356

		24,137,952
Industrial Metals & Mining — 0.9%
AK Steel Holding Corp. (a)	48,142	269,119
Alcoa Corp.	26,331	1,227,551
Allegheny Technologies, Inc.	16,681	398,676
Ampco-Pittsburgh Corp.	1,955	34,017
Carpenter Technology Corp.	7,069	339,524
Century Aluminum Co. (a)	7,937	131,595
Cleveland-Cliffs, Inc. (a)	45,149	322,815
Commercial Metals Co.	17,547	333,919
Friedman Industries, Inc.	2,787	17,140
Handy & Harman Ltd. (a)	780	25,389
Haynes International, Inc.	2,039	73,221
Kaiser Aluminum Corp.	2,778	286,523
McEwen Mining, Inc. (a)(b)	36,703	71,571
Olympic Steel, Inc.	1,597	35,134
Real Industry, Inc. (a)	5,569	10,024
Reliance Steel & Aluminum Co.	11,267	858,207
Ryerson Holding Corp. (a)(b)	2,400	26,040
Steel Dynamics, Inc.	37,399	1,289,144
Synalloy Corp. (a)	2,147	26,838
United States Steel Corp.	27,323	701,108
Universal Stainless & Alloy Products, Inc. (a)	1,302	27,147
Uranium Energy Corp. (a)	19,733	27,232
Worthington Industries, Inc.	6,911	317,906

		6,849,840
Industrial Transportation — 1.5%
Air Lease Corp.	14,722	627,452
Air Transport Services Group, Inc. (a)	7,220	175,735
Aircastle Ltd.	8,419	187,659
ArcBest Corp.	3,519	117,711
Atlas Air Worldwide Holdings, Inc. (a)	3,769	248,000
CAI International, Inc. (a)	2,930	88,838
Celadon Group, Inc.	4,175	28,181
Covenant Transportation Group, Inc., Class A (a)	2,275	65,929
Daseke, Inc. (a)	3,674	47,946
Echo Global Logistics, Inc. (a)(b)	4,536	85,504
Forward Air Corp.	4,502	257,649
FRP Holdings, Inc. (a)	1,209	54,707
Genco Shipping & Trading Ltd. (a)	2,047	23,725
Gener8 Maritime, Inc. (a)	12,477	56,271
Genesee & Wyoming, Inc., Class A (a)(b)	9,759	722,264
Heartland Express, Inc.	6,722	168,588
Hub Group, Inc., Class A (a)	5,287	227,077
International Seaways, Inc. (a)	6,407	126,218
Kirby Corp. (a)	8,071	532,282

Common Stocks	Shares	Value
Industrial Transportation (continued)
Knight-Swift Transportation Holdings, Inc. (a)	18,927	$786,458
Landstar System, Inc.	6,328	630,585
Macquarie Infrastructure Corp.	11,772	849,703
Marten Transport Ltd.	5,945	122,170
Matson, Inc.	6,329	178,351
Old Dominion Freight Line, Inc. (b)	10,806	1,189,849
Overseas Shipholding Group, Inc., Class A (a)	5,813	15,288
PAM Transportation Services, Inc. (a)	659	15,770
Patriot Transportation Holding, Inc. (a)	627	12,226
PHH Corp. (a)	8,457	117,806
Radiant Logistics, Inc. (a)	3,916	20,794
Rand Logistics, Inc. (a)	5,032	1,618
Roadrunner Transportation Systems, Inc. (a)	4,706	44,848
Ryder System, Inc.	7,941	671,412
Saia, Inc. (a)	4,133	258,932
Schneider National, Inc., Class B	3,952	99,986
Triton International Ltd. (a)	6,337	210,895
Universal Logistics Holdings, Inc.	1,233	25,215
USA Truck, Inc. (a)	1,622	22,789
Werner Enterprises, Inc.	6,158	225,075
Wesco Aircraft Holdings, Inc. (a)(b)	8,960	84,224
Willis Lease Finance Corp. (a)	1,351	33,221
World Fuel Services Corp.	10,630	360,463
XPO Logistics, Inc. (a)(b)	15,155	1,027,206
YRC Worldwide, Inc. (a)	4,920	67,896

		10,914,516
Leisure Goods — 1.0%
Acushnet Holdings Corp.	4,802	85,284
Akoustis Technologies, Inc. (a)(b)	1,429	9,317
Brunswick Corp.	14,117	790,129
Callaway Golf Co.	14,931	215,454
Camping World Holdings, Inc., Class A (b)	3,256	132,649
Clarus Corp. (a)(b)	4,738	35,535
Eastman Kodak Co. (a)(b)	6,100	44,835
Escalade, Inc.	2,070	28,152
Fitbit, Inc., Series A (a)	27,915	194,295
Fox Factory Holding Corp. (a)(b)	6,431	277,176
Glu Mobile, Inc. (a)	17,785	66,872
GoPro, Inc., Class A (a)	15,121	166,482
Johnson Outdoors, Inc., Class A	710	52,029
LCI Industries	3,780	437,913
Malibu Boats, Inc. (a)	3,744	118,460
Marine Products Corp.	1,493	23,963
MCBC Holdings, Inc. (a)	2,500	50,950
Nautilus, Inc. (a)(b)	4,821	81,475
Polaris Industries, Inc.	9,151	957,469
Pool Corp.	6,438	696,398

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Leisure Goods (continued)
Take-Two Interactive Software, Inc. (a)	16,476	$1,684,341
Thor Industries, Inc.	7,641	962,078
Universal Electronics, Inc. (a)(b)	2,235	141,699
Vista Outdoor, Inc. (a)	9,083	208,364
Winnebago Industries, Inc.	4,162	186,250
Zedge, Inc., Class B (a)	4,053	7,782

		7,655,351
Life Insurance — 0.4%
American Equity Investment Life Holding Co.	11,676	339,538
AMERISAFE, Inc.	3,104	180,653
Atlantic American Corp.	2,927	9,220
Citizens, Inc. (a)	8,213	60,366
CNO Financial Group, Inc.	26,587	620,541
eHealth, Inc. (a)(b)	2,920	69,759
Employers Holdings, Inc.	5,791	263,201
FBL Financial Group, Inc., Class A	1,787	133,131
Genworth Financial, Inc., Class A (a)	72,970	280,938
Health Insurance Innovations, Inc., Class A (a)	2,459	35,655
Independence Holding Co.	1,686	42,571
National Western Life Group, Inc., Class A (b)	376	131,224
Primerica, Inc.	6,834	557,313

		2,724,110
Media — 3.7%
Acxiom Corp. (a)	11,802	290,801
AH Belo Corp., Class A	3,599	16,555
AMC Networks, Inc., Class A (a)	8,997	526,055
Ascent Capital Group, Inc., Class A (a)(b)	2,129	27,762
Avid Technology, Inc. (a)	5,767	26,182
Bankrate, Inc. (a)	7,128	99,436
Beasley Broadcasting Group, Inc., Class A	2,692	31,496
Cable One, Inc.	747	539,424
Central European Media Enterprises Ltd., Class A (a)(b)	16,001	64,804
Clear Channel Outdoor Holdings, Inc., Class A	5,624	26,152
Cogint, Inc. (a)(b)	4,661	22,839
CSS Industries, Inc.	1,461	42,106
CTN Media Group, Inc. (a)(c)	50	—
Cumulus Media, Inc., Class A (a)	3,185	1,019
Dolby Laboratories, Inc., Class A	8,934	513,884
Dun & Bradstreet Corp.	5,713	665,050
Emmis Communications Corp., Class A (a)	2,653	8,808
Entercom Communications Corp., Class A	4,346	49,762

Common Stocks	Shares	Value
Media (continued)
Entravision Communications Corp., Class A	10,513	$59,924
EW Scripps Co., Class A (a)	8,572	163,811
FactSet Research Systems, Inc.	6,258	1,127,128
Gannett Co., Inc.	17,822	160,398
Global Eagle Entertainment, Inc. (a)	7,875	26,933
Graham Holdings Co., Class B	728	425,953
Gray Television, Inc. (a)	10,007	157,110
Groupon, Inc. (a)	60,701	315,645
Harte-Hanks, Inc. (a)	6,749	7,221
John Wiley & Sons, Inc., Class A	7,652	409,382
Lamar Advertising Co., Class A	12,881	882,735
Lee Enterprises, Inc. (a)	8,464	18,621
Liberty Broadband Corp., Class A (a)(b)	4,557	429,178
Liberty Broadband Corp., Class C (a)	23,203	2,211,246
Liberty Global PLC, Class A (a)	36,482	1,237,105
Liberty Global PLC, Class C (a)	92,795	3,034,429
Liberty Global PLC LiLAC, Class A (a)	7,846	186,421
Liberty Global PLC LiLAC, Class C (a)(b)	17,478	407,237
Liberty Interactive Corp QVC Group, Series A (a)	63,647	1,500,160
Liberty Media Corp — Liberty Formula One, Class A (a)	3,415	124,613
Liberty Media Corp — Liberty Formula One, Class C (a)	31,342	1,193,817
Liberty Media Corp. — Liberty SiriusXM, Class A (a)	13,849	580,273
Liberty Media Corp. — Liberty SiriusXM, Class C (a)	26,707	1,118,222
Lions Gate Entertainment Corp., Class A (a)	9,936	332,359
Lions Gate Entertainment Corp., Class B (a)(b)	17,152	545,262
Live Nation Entertainment, Inc. (a)(b)	20,841	907,626
Marchex, Inc., Class B (a)	5,246	16,210
McClatchy Co., Class A (a)	1,090	8,055
Meredith Corp.	5,876	326,118
Morningstar, Inc.	2,851	242,306
MSG Networks, Inc., Class A (a)(b)	9,903	209,944
National CineMedia, Inc.	9,730	67,915
New Media Investment Group, Inc.	9,733	143,951
New York Times Co., Class A	18,334	359,346
Nexstar Media Group, Inc., Class A	7,209	449,121
Outfront Media, Inc.	22,277	560,935
Pandora Media, Inc. (a)(b)	37,583	289,389
QuinStreet, Inc. (a)	7,427	54,588
Quotient Technology, Inc. (a)(b)	11,904	186,298
Remark Holdings, Inc. (a)	4,264	16,075

14	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Media (continued)
Rubicon Project, Inc. (a)	6,574	$25,573
Saga Communications, Inc., Class A	1,046	47,698
Scholastic Corp.	4,495	167,214
Sinclair Broadcast Group, Inc., Class A	12,177	390,273
Sirius XM Holdings, Inc. (b)	234,792	1,296,057
SPAR Group, Inc. (a)	3,165	3,355
TechTarget, Inc. (a)(b)	2,802	33,456
TEGNA, Inc.	33,291	443,769
TheStreet, Inc. (a)	16,585	17,912
Time, Inc.	15,065	203,378
Trade Desk, Inc., Class A (a)(b)	2,912	179,117
Tribune Media Co., Class A	11,076	452,565
TRONC, Inc. (a)	3,616	52,540
Value Line, Inc.	906	15,964
XO Group, Inc. (a)	4,167	81,965
Yelp, Inc. (a)	11,606	502,540

		27,358,571
Mining — 0.5%
Arch Coal, Inc., Class A	3,734	267,877
Cloud Peak Energy, Inc. (a)(b)	9,192	33,643
Coeur Mining, Inc. (a)	28,493	261,851
Compass Minerals International, Inc.	5,446	353,445
CONSOL Energy, Inc. (a)	32,261	546,501
Fairmount Santrol Holdings, Inc. (a)(b)	23,727	113,415
General Moly, Inc. (a)	21,436	8,039
Gold Resource Corp.	8,706	32,648
Golden Minerals Co. (a)	9,302	4,465
Hallador Energy Co.	1,809	10,348
Hecla Mining Co.	61,701	309,744
Peabody Energy Corp. (a)	14,892	432,017
Pershing Gold Corp. (a)	5,475	16,151
Royal Gold, Inc.	10,083	867,541
Solitario Zinc Corp. (a)	15,315	10,567
SunCoke Energy, Inc. (a)	9,743	89,051
U.S. Silica Holdings, Inc.	12,423	385,983
US Gold Corp. (a)	74	164
Warrior Met Coal, Inc.	2,392	56,379
Westmoreland Coal Co. (a)(b)	3,275	8,351

		3,808,180
Mobile Telecommunications — 0.7%
ATN International, Inc.	1,577	83,108
Globalstar, Inc. (a)(b)	62,873	102,483
Iridium Communications, Inc. (a)(b)	12,372	127,431
NII Holdings, Inc. (a)	14,857	6,834
ORBCOMM, Inc. (a)	12,823	134,257
pdvWireless, Inc. (a)	1,832	54,594
Shenandoah Telecommunications Co.	8,741	325,165

Common Stocks	Shares	Value
Mobile Telecommunications (continued)
Spok Holdings, Inc.	3,740	$57,409
Sprint Corp. (a)(b)	104,043	809,462
T-Mobile U.S., Inc. (a)	44,645	2,752,811
Telephone & Data Systems, Inc.	15,218	424,430
United States Cellular Corp. (a)	1,710	60,534

		4,938,518
Nonlife Insurance — 3.1%
Alleghany Corp. (a)	2,323	1,286,965
Ambac Financial Group, Inc. (a)(b)	6,380	110,119
American Financial Group, Inc.	10,575	1,093,984
American National Insurance Co.	1,133	133,785
AmTrust Financial Services, Inc.	14,768	198,777
Arch Capital Group Ltd. (a)	20,345	2,004,081
Argo Group International Holdings Ltd.	4,567	280,870
Aspen Insurance Holdings Ltd.	9,432	381,053
Assured Guaranty Ltd.	18,111	683,690
Athene Holding Ltd., Class A (a)(b)	11,509	619,645
Axis Capital Holdings Ltd.	12,768	731,734
Baldwin & Lyons, Inc., Class B	2,261	50,985
Brown & Brown, Inc.	17,946	864,818
CNA Financial Corp.	4,047	203,362
Donegal Group, Inc., Class A	2,337	37,696
EMC Insurance Group, Inc.	1,652	46,504
Enstar Group Ltd. (a)	1,653	367,544
Erie Indemnity Co., Class A	2,694	324,816
Federated National Holding Co.	2,537	39,603
First Acceptance Corp. (a)	8,599	9,201
First American Financial Corp.	17,443	871,627
Global Indemnity Ltd. (a)	1,701	72,122
Greenlight Capital Re Ltd., Class A (a)	5,039	109,094
Hanover Insurance Group, Inc.	6,734	652,727
HCI Group, Inc.	1,768	67,626
Heritage Insurance Holdings, Inc. (b)	4,282	56,565
Hilltop Holdings, Inc.	12,181	316,706
Horace Mann Educators Corp.	6,108	240,350
Infinity Property & Casualty Corp.	1,998	188,212
James River Group Holdings Ltd.	3,102	128,671
Kemper Corp.	7,415	392,995
Kinsale Capital Group, Inc.	2,771	119,624
Maiden Holdings Ltd.	11,098	88,229
Markel Corp. (a)	2,187	2,335,672
MBIA, Inc. (a)(b)	19,667	171,103
Mercury General Corp.	5,530	313,496
National General Holdings Corp.	9,620	183,838
Navigators Group, Inc.	3,594	209,710
Old Republic International Corp.	38,385	755,820
ProAssurance Corp.	7,994	436,872
Reinsurance Group of America, Inc.	9,964	1,390,277
RenaissanceRe Holdings Ltd.	6,043	816,651

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Nonlife Insurance (continued)
RLI Corp.	6,231	$357,410
Safety Insurance Group, Inc.	2,336	178,237
Selective Insurance Group, Inc.	9,298	500,697
State Auto Financial Corp.	2,450	64,263
State National Cos., Inc.	5,202	109,190
Third Point Reinsurance Ltd. (a)(b)	9,561	149,152
United Fire Group, Inc.	3,306	151,481
United Insurance Holdings Corp.	3,080	50,204
Universal Insurance Holdings, Inc.	4,997	114,931
Validus Holdings Ltd.	12,352	607,842
W.R. Berkley Corp.	15,246	1,017,518
White Mountains Insurance Group Ltd.	553	473,921

		23,162,065
Oil & Gas Producers — 2.7%
Abraxas Petroleum Corp. (a)(b)	26,599	50,006
Adams Resources & Energy, Inc.	460	19,090
Approach Resources, Inc. (a)	5,719	14,355
Barnwell Industries, Inc. (a)	4,904	8,828
Bill Barrett Corp. (a)	10,675	45,796
Bonanza Creek Energy, Inc. (a)	3,768	124,306
California Resources Corp. (a)(b)	6,902	72,195
Callon Petroleum Co. (a)(b)	32,726	367,840
Carrizo Oil & Gas, Inc. (a)	13,445	230,313
Centennial Resource Development, Inc., Class A (a)(b)	21,567	387,559
Cheniere Energy, Inc. (a)	32,324	1,455,873
Cobalt International Energy, Inc. (a)	3,352	4,793
Comstock Resources, Inc. (a)	2,950	17,936
Contango Oil & Gas Co. (a)	4,568	22,977
Continental Resources, Inc. (a)(b)	13,189	509,227
CVR Energy, Inc.	2,373	61,461
Dawson Geophysical Co. (a)	5,308	24,045
Delek US Holdings, Inc.	10,501	280,692
Denbury Resources, Inc. (a)	62,278	83,453
Diamondback Energy, Inc. (a)(b)	15,489	1,517,302
Earthstone Energy, Inc., Class A (a)	5,174	56,862
Eclipse Resources Corp. (a)	13,713	34,282
Energen Corp. (a)	15,648	855,633
Energy XXI Gulf Coast, Inc. (a)(b)	6,570	67,934
EP Energy Corp., Class A (a)	8,656	28,219
Era Group, Inc. (a)(b)	2,473	27,673
Evolution Petroleum Corp.	8,686	62,539
EXCO Resources, Inc. (a)(b)	1,925	2,579
Extraction Oil & Gas, Inc. (a)(b)	20,347	313,140
Gastar Exploration, Inc. (a)(b)	27,518	24,205
Gulfport Energy Corp. (a)	25,889	371,248
Halcon Resources Corp. (a)(b)	25,366	172,489
Harvest Natural Resources, Inc. (a)(c)	537	467
HollyFrontier Corp.	28,098	1,010,685
Houston American Energy Corp. (a)(b)	5,104	2,553

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Isramco, Inc. (a)	299	$34,684
Jagged Peak Energy, Inc. (a)	5,962	81,441
Jones Energy, Inc., Class A (a)(b)	10,938	21,001
Kosmos Energy Ltd. (a)(b)	35,154	279,826
Laredo Petroleum, Inc. (a)(b)	21,343	275,965
Lilis Energy, Inc. (a)	9,585	42,845
Lonestar Resources US, Inc., Class A (a)	5,226	18,343
Matador Resources Co. (a)(b)	14,824	402,472
Murphy Oil Corp.	25,344	673,137
Nabors Industries Ltd.	46,773	377,458
Northern Oil and Gas, Inc. (a)(b)	8,538	7,684
Oasis Petroleum, Inc. (a)	36,278	330,855
Pacific Ethanol, Inc. (a)	6,461	35,859
Panhandle Oil and Gas, Inc., Class A	3,182	75,732
Parsley Energy, Inc., Class A (a)	36,697	966,599
PBF Energy, Inc., Class A	18,369	507,168
PDC Energy, Inc. (a)	10,482	513,932
Penn Virginia Corp. (a)	2,039	81,519
PetroQuest Energy, Inc. (a)	14,319	32,791
Pioneer Energy Services Corp. (a)	13,617	34,723
ProPetro Holding Corp. (a)	5,185	74,405
QEP Resources, Inc. (a)	36,814	315,496
Resolute Energy Corp. (a)	3,759	111,605
Rex Energy Corp. (a)	3,959	10,689
Rice Energy, Inc. (a)	27,915	807,860
Ring Energy, Inc. (a)	8,085	117,152
RSP Permian, Inc. (a)	19,929	689,344
Sanchez Energy Corp. (a)	8,884	42,821
SandRidge Energy, Inc. (a)	5,487	110,234
SemGroup Corp., Class A	10,186	292,847
SilverBow Resources, Inc. (a)	1,592	39,084
SM Energy Co.	16,896	299,735
Southwestern Energy Co. (a)	77,433	473,122
SRC Energy, Inc. (a)	32,019	309,624
Stone Energy Corp. (a)	3,723	108,190
Syntroleum Corp. (a)(c)	2,214	—
Targa Resources Corp.	33,793	1,598,409
Tellurian, Inc. (a)	10,805	115,397
Torchlight Energy Resources, Inc. (a)	15,877	19,846
Trecora Resources (a)	4,189	55,714
Ultra Petroleum Corp. (a)	30,594	265,250
VAALCO Energy, Inc. (a)	10,701	8,775
W&T Offshore, Inc. (a)	20,170	61,518
Whiting Petroleum Corp. (a)(b)	59,921	327,169
WildHorse Resource Development Corp. (a)	3,979	53,000
WPX Energy, Inc. (a)	64,101	737,173
Zion Oil & Gas, Inc. (a)(b)	14,230	48,524

		20,215,572

16	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution — 1.4%
Archrock, Inc.	10,345	$129,830
Atwood Oceanics, Inc. (a)(b)	12,594	118,258
Basic Energy Services, Inc. (a)	3,146	60,718
Bristow Group, Inc.	5,197	48,592
C&J Energy Services, Inc. (a)	10,271	307,822
CARBO Ceramics, Inc. (a)	2,969	25,622
Chart Industries, Inc. (a)(b)	4,840	189,873
Core Laboratories NV	7,112	701,954
Diamond Offshore Drilling, Inc. (a)(b)	9,726	141,027
Dril-Quip, Inc. (a)	6,701	295,849
Ensco PLC, Class A (b)	50,720	302,798
Exterran Corp. (a)	5,172	163,487
Flotek Industries, Inc. (a)(b)	8,081	37,577
Forum Energy Technologies, Inc. (a)	11,673	185,601
Frank’s International NV (b)	9,047	69,843
Geospace Technologies Corp. (a)	2,032	36,210
Gulf Island Fabrication, Inc.	2,513	31,915
Helix Energy Solutions Group, Inc. (a)	22,690	167,679
Hornbeck Offshore Services, Inc. (a)	5,026	20,305
Independence Contract Drilling, Inc. (a)	12,676	48,169
ION Geophysical Corp. (a)	1,418	13,485
Keane Group, Inc. (a)(b)	5,590	93,241
Matrix Service Co. (a)	4,118	62,594
McDermott International, Inc. (a)	43,100	313,337
Mitcham Industries, Inc. (a)	4,047	14,124
MRC Global, Inc. (a)	14,516	253,885
Natural Gas Services Group, Inc. (a)(b)	3,331	94,600
NCS Multistage Holdings, Inc. (a)	2,191	52,759
Newpark Resources, Inc. (a)	13,319	133,190
Noble Corp. PLC (a)	36,851	169,515
NOW, Inc. (a)	16,086	222,148
Oceaneering International, Inc.	14,799	388,770
OGE Energy Corp.	31,439	1,132,747
Oil States International, Inc. (a)(b)	8,015	203,180
Par Pacific Holdings, Inc. (a)	5,815	120,952
Parker Drilling Co. (a)	19,733	21,706
Patterson-UTI Energy, Inc.	33,327	697,867
PHI, Inc. (a)(b)	1,452	17,076
Rowan Cos. PLC, Class A (a)	18,906	242,942
RPC, Inc. (b)	9,161	227,101
SEACOR Holdings, Inc. (a)(b)	2,530	116,658
SEACOR Marine Holdings, Inc. (a)	2,543	39,773
Smart Sand, Inc. (a)	2,218	15,038
Solaris Oilfield Infrastructure, Inc., Class A (a)	2,914	50,791
Superior Energy Services, Inc. (a)	22,991	245,544
Tesco Corp. (a)	8,172	44,537
TETRA Technologies, Inc. (a)(b)	23,714	67,822

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
Tidewater, Inc. (a)	7,336	$213,331
Transocean Ltd. (a)	61,156	658,049
Unit Corp. (a)(b)	8,312	171,061
Weatherford International PLC (a)	158,969	728,083
Willbros Group, Inc. (a)	9,067	29,196

		9,938,231
Personal Goods — 0.8%
Avon Products, Inc. (a)	65,407	152,401
Carter’s, Inc.	7,612	751,685
Cherokee, Inc. (a)	1,956	5,379
Columbia Sportswear Co.	4,110	253,094
Crocs, Inc. (a)	11,409	110,667
Culp, Inc.	2,014	65,958
Deckers Outdoor Corp. (a)(b)	4,841	331,173
elf Beauty, Inc. (a)(b)	3,912	88,216
Fossil Group, Inc. (a)(b)	6,527	60,897
G-III Apparel Group Ltd. (a)	6,412	186,076
Helen of Troy Ltd. (a)(b)	4,370	423,453
Iconix Brand Group, Inc. (a)(b)	9,546	54,317
Inter Parfums, Inc.	2,513	103,661
Lakeland Industries, Inc. (a)	2,101	29,624
lululemon athletica, Inc. (a)	15,148	942,963
Movado Group, Inc.	2,476	69,328
Nu Skin Enterprises, Inc., Class A	7,874	484,093
Orchids Paper Products Co. (b)	1,530	21,542
Oxford Industries, Inc.	2,185	138,835
Perry Ellis International, Inc. (a)	2,072	49,024
Revlon, Inc., Class A (a)(b)	1,899	46,620
Rocky Brands, Inc.	1,306	17,500
Sequential Brands Group, Inc. (a)(b)	7,426	22,204
Skechers U.S.A., Inc., Class A (a)	21,774	546,310
Steven Madden Ltd. (a)(b)	8,495	367,833
Unifi, Inc. (a)(b)	2,485	88,541
Vera Bradley, Inc. (a)	3,075	27,091
Vince Holding Corp. (a)	2,985	1,791
Weyco Group, Inc.	1,357	38,512
Wolverine World Wide, Inc.	15,101	435,664

		5,914,452
Pharmaceuticals & Biotechnology — 6.1%
Abeona Therapeutics, Inc. (a)(b)	4,376	74,611
ACADIA Pharmaceuticals, Inc. (a)(b)	15,263	574,957
Accelerate Diagnostics, Inc. (a)(b)	4,620	103,719
Acceleron Pharma, Inc. (a)(b)	5,283	197,162
AcelRx Pharmaceuticals, Inc. (a)	6,998	32,191
Achaogen, Inc. (a)(b)	4,545	72,493
Achillion Pharmaceuticals, Inc. (a)	18,775	84,300
Aclaris Therapeutics, Inc. (a)(b)	3,985	102,853
Acorda Therapeutics, Inc. (a)(b)	6,967	164,770
Adamas Pharmaceuticals, Inc. (a)	2,439	51,634
Adamis Pharmaceuticals Corp. (a)	4,970	25,968

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Aduro Biotech, Inc. (a)(b)	4,726	$50,332
Advaxis, Inc. (a)(b)	5,697	23,813
Adverum Biotechnologies, Inc. (a)	2,724	9,943
Aerie Pharmaceuticals, Inc. (a)	5,766	280,228
Aevi Genomic Medicine, Inc. (a)	7,157	9,018
Agenus, Inc. (a)(b)	11,520	50,803
Agios Pharmaceuticals, Inc. (a)(b)	6,733	449,428
Aimmune Therapeutics, Inc. (a)(b)	3,518	87,211
Akebia Therapeutics, Inc. (a)(b)	7,617	149,826
Akorn, Inc. (a)(b)	14,236	472,493
Alder Biopharmaceuticals, Inc. (a)	10,702	131,100
Aldeyra Therapeutics, Inc. (a)	2,978	21,442
Alimera Sciences, Inc. (a)	7,469	10,083
Alkermes PLC (a)	24,167	1,228,650
Alnylam Pharmaceuticals, Inc. (a)	12,073	1,418,457
Altimmune, Inc.	1,451	3,366
AMAG Pharmaceuticals, Inc. (a)	5,495	101,383
Amicus Therapeutics, Inc. (a)	26,001	392,095
Amphastar Pharmaceuticals, Inc. (a)(b)	5,565	99,447
Ampio Pharmaceuticals, Inc. (a)	8,902	5,439
AnaptysBio, Inc. (a)	1,575	55,046
Anavex Life Sciences Corp. (a)(b)	8,408	34,809
ANI Pharmaceuticals, Inc. (a)	1,215	63,775
Anthera Pharmaceuticals, Inc. (a)(b)	690	994
Applied Genetic Technologies Corp. (a)	2,151	8,496
Apricus Biosciences, Inc. (a)	1,237	2,115
Aptevo Therapeutics, Inc. (a)	2,249	5,150
AquaBounty Technologies, Inc. (a)	136	963
Aquinox Pharmaceuticals, Inc. (a)	4,402	62,464
Aratana Therapeutics, Inc. (a)(b)	4,787	29,344
Ardelyx, Inc. (a)(b)	3,216	18,010
Arena Pharmaceuticals, Inc. (a)(b)	7,028	179,214
ArQule, Inc. (a)	14,883	16,520
Array BioPharma, Inc. (a)	27,191	334,449
Arrowhead Pharmaceuticals, Inc. (a)	11,227	48,613
Assembly Biosciences, Inc. (a)(b)	2,704	94,424
Atara Biotherapeutics, Inc. (a)	3,237	53,572
Athersys, Inc. (a)	16,987	34,993
Audentes Therapeutics, Inc. (a)(b)	3,127	87,587
AVEO Pharmaceuticals, Inc. (a)	13,305	48,563
Avexis, Inc. (a)(b)	3,584	346,680
Aviragen Therapeutics, Inc. (a)	9,180	6,289
Bellicum Pharmaceuticals, Inc. (a)(b)	3,697	42,700
Bio-Path Holdings, Inc. (a)(b)	16,724	6,021
Bio-Techne Corp.	6,056	732,110
BioCryst Pharmaceuticals, Inc. (a)(b)	14,777	77,432
BioDelivery Sciences International, Inc. (a)	8,009	23,627

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd. (a)(b)	1,977	$73,900
BioMarin Pharmaceutical, Inc. (a)(b)	27,195	2,531,039
Biospecifics Technologies Corp. (a)(b)	943	43,868
BioTime, Inc. (a)(b)	25,411	72,167
Bioverativ, Inc. (a)	17,433	994,901
Bluebird Bio, Inc. (a)(b)	7,083	972,850
BrainStorm Cell Therapeutics, Inc. (a)	3,854	15,879
Calithera Biosciences, Inc. (a)	5,271	83,018
Capricor Therapeutics, Inc. (a)	1,665	5,045
Cara Therapeutics, Inc. (a)(b)	4,726	64,699
Cascadian Therapeutics, Inc. (a)	14,836	60,679
CASI Pharmaceuticals, Inc. (a)	7,740	13,700
Catalent, Inc. (a)	19,937	795,885
Catalyst Pharmaceutical, Inc. (a)	12,442	31,354
CEL-SCI Corp. (a)(b)	861	1,429
Celldex Therapeutics, Inc. (a)	14,541	41,587
Cellular Biomedicine Group, Inc. (a)	1,597	17,008
Cempra, Inc. (a)	7,488	24,336
Cerus Corp. (a)(b)	15,994	43,664
Charles River Laboratories International, Inc. (a)	7,618	822,896
ChemoCentryx, Inc. (a)	2,693	19,982
Chiasma, Inc. (a)	6,599	16,827
Chimerix, Inc. (a)(b)	6,230	32,708
Clearside Biomedical, Inc. (a)	1,800	15,732
Cleveland BioLabs, Inc. (a)	2,800	9,632
Clovis Oncology, Inc. (a)	7,751	638,682
Coherus Biosciences, Inc. (a)	6,187	82,596
Collegium Pharmaceutical, Inc. (a)(b)	3,841	40,292
Conatus Pharmaceuticals, Inc. (a)	4,930	27,066
Concert Pharmaceuticals, Inc. (a)	2,663	39,279
ContraVir Pharmaceuticals, Inc. (a)(b)	18,000	9,360
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	6,152	43,987
Corcept Therapeutics, Inc. (a)	14,708	283,864
Corium International, Inc. (a)	5,260	58,281
CorMedix, Inc. (a)	7,588	3,946
CTI BioPharma Corp. (a)	2,641	8,425
Cumberland Pharmaceuticals, Inc. (a)	4,500	31,770
Curis, Inc. (a)	19,155	28,541
Cymabay Therapeutics, Inc. (a)	7,957	64,133
Cytokinetics, Inc. (a)	8,453	122,569
CytomX Therapeutics, Inc. (a)(b)	3,758	68,283
Cytori Therapeutics, Inc. (a)	2,594	951
CytRx Corp. (a)	45,816	18,785
Depomed, Inc. (a)	9,157	53,019
Dermira, Inc. (a)(b)	5,933	160,191

18	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Dicerna Pharmaceuticals, Inc. (a)	2,670	$15,353
Durect Corp. (a)	19,556	34,614
Dynavax Technologies Corp. (a)	8,647	185,911
Eagle Pharmaceuticals, Inc. (a)	1,253	74,729
Edge Therapeutics, Inc. (a)	3,751	40,248
Editas Medicine, Inc. (a)(b)	5,018	120,482
Egalet Corp. (a)	2,864	3,666
Eiger Biopharmaceuticals, Inc. (a)	1,169	12,859
Emergent Biosolutions, Inc. (a)	5,255	212,565
Enanta Pharmaceuticals, Inc. (a)	2,059	96,361
Endo International PLC (a)	30,244	259,040
Endocyte, Inc. (a)	7,477	10,543
Enzo Biochem, Inc. (a)	8,028	84,053
Epizyme, Inc. (a)	6,286	119,748
Esperion Therapeutics, Inc. (a)	3,157	158,229
Exact Sciences Corp. (a)	18,486	871,060
Exelixis, Inc. (a)	43,336	1,050,031
Fate Therapeutics, Inc. (a)(b)	4,030	15,959
Fibrocell Science, Inc. (a)	1,528	4,676
FibroGen, Inc. (a)(b)	11,451	616,064
Five Prime Therapeutics, Inc. (a)	4,356	178,204
Flex Pharma, Inc. (a)	2,196	7,488
Flexion Therapeutics, Inc. (a)(b)	3,651	88,281
Fortress Biotech, Inc. (a)	6,807	30,087
Foundation Medicine, Inc. (a)	2,028	81,526
Galectin Therapeutics, Inc. (a)	5,878	12,461
Galena Biopharma, Inc. (a)	1,385	488
Genocea Biosciences, Inc. (a)(b)	3,917	5,719
Genomic Health, Inc. (a)	2,857	91,681
GenVec CPR INC. (a)(c)	826	—
Geron Corp. (a)(b)	25,126	54,775
Global Blood Therapeutics, Inc. (a)(b)	5,614	174,315
GlycoMimetics, Inc. (a)	3,212	44,936
GTx, Inc. (a)	1,784	14,664
Halozyme Therapeutics, Inc. (a)(b)	19,906	345,767
Harvard Bioscience, Inc. (a)	6,840	25,650
Heat Biologics, Inc. (a)	2,991	1,953
Hemispherx Biopharma, Inc. (a)	5,727	1,847
Heron Therapeutics, Inc. (a)	7,109	114,810
Heska Corp. (a)	963	84,831
Histogenics Corp. (a)	1,354	2,681
Horizon Pharma PLC (a)(b)	24,357	308,847
iBio, Inc. (a)	21,015	6,725
Idera Pharmaceuticals, Inc. (a)	26,398	58,868
Ignyta, Inc. (a)(b)	6,135	75,767
Immune Design Corp. (a)	1,494	15,463
ImmunoGen, Inc. (a)	12,865	98,417
Immunomedics, Inc. (a)(b)	17,603	246,090
Impax Laboratories, Inc. (a)(b)	10,889	221,047
INC Research Holdings, Inc., Class A (a)	8,614	450,512
Infinity Pharmaceuticals, Inc. (a)	7,013	9,327
Innoviva, Inc. (a)(b)	12,381	174,820

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Inotek Pharmaceuticals Corp. (a)(b)	3,215	$5,723
Inovio Pharmaceuticals, Inc. (a)	15,084	95,633
Insmed, Inc. (a)	10,157	317,000
Insys Therapeutics, Inc. (a)(b)	3,557	31,586
Intercept Pharmaceuticals, Inc. (a)	2,687	155,954
Intrexon Corp. (a)(b)	9,391	178,523
Invitae Corp. (a)	4,225	39,588
InVivo Therapeutics Holdings Corp. (a)	5,769	8,509
Ionis Pharmaceuticals, Inc. (a)	19,165	971,666
Iovance Biotherapeutics, Inc. (a)(b)	7,492	58,063
Ironwood Pharmaceuticals, Inc. (a)(b)	19,973	314,974
IsoRay, Inc. (a)	15,938	8,232
Jazz Pharmaceuticals PLC (a)	9,483	1,386,889
Jounce Therapeutics, Inc. (a)(b)	875	13,633
Juniper Pharmaceuticals, Inc. (a)	2,517	11,452
KalVista Pharmaceuticals, Inc. (a)	258	1,718
Karyopharm Therapeutics, Inc. (a)	4,706	51,672
KemPharm, Inc. (a)	4,202	15,547
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	114,899
Kindred Biosciences, Inc. (a)(b)	5,720	44,902
Kite Pharma, Inc. (a)	7,973	1,433,625
La Jolla Pharmaceutical Co. (a)(b)	3,299	114,739
Lannett Co., Inc. (a)	4,569	84,298
Lexicon Pharmaceuticals, Inc. (a)(b)	6,848	84,162
Ligand Pharmaceuticals, Inc. (a)(b)	3,185	433,638
Loxo Oncology, Inc. (a)(b)	3,416	314,682
Luminex Corp.	6,445	131,027
MacroGenics, Inc. (a)	4,979	92,012
Madrigal Pharmaceuticals, Inc. (a)	558	25,099
Mallinckrodt PLC (a)	15,493	578,973
MannKind Corp. (a)(b)	17,465	37,899
Matinas BioPharma Holdings, Inc. (a)(b)	11,213	14,801
Medicines Co. (a)(b)	10,769	398,884
MediciNova, Inc. (a)(b)	4,864	30,984
Medpace Holdings, Inc. (a)	926	29,539
MEI Pharma, Inc. (a)	8,459	22,670
Merrimack Pharmaceuticals, Inc.	2,006	29,167
Microbot Medical, Inc. (a)	246	288
MiMedx Group, Inc. (a)(b)	15,260	181,289
Minerva Neurosciences, Inc. (a)(b)	7,034	53,458
Mirati Therapeutics, Inc. (a)	4,241	49,620
Molecular Templates, Inc. (a)	996	6,942
Momenta Pharmaceuticals, Inc. (a)	12,237	226,385
MyoKardia, Inc. (a)	3,206	137,377
Myriad Genetics, Inc. (a)(b)	10,288	372,220
NanoString Technologies, Inc. (a)(b)	3,715	60,034
NantKwest, Inc. (a)	4,139	22,682

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Nektar Therapeutics (a)(b)	25,270	$606,480
Neothetics, Inc. (a)	1,616	744
Neuralstem, Inc. (a)	1,335	1,762
Neurocrine Biosciences, Inc. (a)(b)	14,255	873,546
NewLink Genetics Corp. (a)(b)	3,137	31,935
Novavax, Inc. (a)	41,203	46,971
Novus Therapeutics, Inc. (a)	164	854
Ocular Therapeutix, Inc. (a)(b)	3,033	18,744
Ohr Pharmaceutical, Inc. (a)	9,287	6,687
Omeros Corp. (a)(b)	6,534	141,265
Oncocyte Corp. (a)	478	3,609
OncoMed Pharmaceuticals, Inc. (a)	3,414	15,431
Ophthotech Corp. (a)	4,442	12,526
OPKO Health, Inc. (a)(b)	59,667	409,323
Orexigen Therapeutics, Inc. (a)(b)	1,808	3,833
Organovo Holdings, Inc. (a)(b)	12,913	28,667
Otonomy, Inc. (a)	4,226	13,735
OvaScience, Inc. (a)	5,645	8,016
Pacific Biosciences of California, Inc. (a)	17,021	89,360
Pacira Pharmaceuticals, Inc. (a)(b)	6,722	252,411
Pain Therapeutics, Inc. (a)	1,248	5,079
Palatin Technologies, Inc. (a)	23,498	15,579
Paratek Pharmaceuticals, Inc. (a)	3,569	89,582
PDL BioPharma, Inc. (a)	23,556	79,855
Peregrine Pharmaceuticals, Inc. (a)	5,102	16,020
Pernix Therapeutics Holdings, Inc. (a)	763	2,403
Pfenex, Inc. (a)	2,551	7,704
Portola Pharmaceuticals, Inc. (a)	8,971	484,703
PRA Health Sciences, Inc. (a)	7,712	587,423
Prestige Brands Holdings, Inc. (a)(b)	8,836	442,595
Progenics Pharmaceuticals, Inc. (a)	10,933	80,467
Protagonist Therapeutics, Inc. (a)	1,296	22,900
Proteon Therapeutics, Inc. (a)	1,374	2,748
Prothena Corp. PLC (a)	6,403	414,722
pSivida Corp. (a)	6,822	8,186
PTC Therapeutics, Inc. (a)	5,755	115,158
Pulse Biosciences, Inc. (a)(b)	522	9,714
Puma Biotechnology, Inc. (a)(b)	4,673	559,592
Ra Pharmaceuticals, Inc. (a)	1,016	14,834
Radius Health, Inc. (a)(b)	6,378	245,872
Reata Pharmaceuticals, Inc., Class A (a)	1,583	49,231
Recro Pharma, Inc. (a)	2,418	21,714
REGENXBIO, Inc. (a)	4,051	133,480
Regulus Therapeutics, Inc. (a)	33,260	41,575
Repligen Corp. (a)(b)	5,757	220,608
Repros Therapeutics, Inc. (a)	4,528	1,449
Retrophin, Inc. (a)	6,278	156,259
Revance Therapeutics, Inc. (a)	3,551	97,830
Rexahn Pharmaceuticals, Inc. (a)	4,487	10,859
Rigel Pharmaceuticals, Inc. (a)	16,778	42,616

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Sage Therapeutics, Inc. (a)	5,160	$321,468
Sangamo Therapeutics, Inc. (a)	13,373	200,595
Sarepta Therapeutics, Inc. (a)	9,454	428,833
Savara, Inc. (a)	5,254	49,125
Sciclone Pharmaceuticals, Inc. (a)(b)	8,444	94,573
Seattle Genetics, Inc. (a)	15,392	837,479
Seres Therapeutics, Inc. (a)(b)	3,552	56,974
Sorrento Therapeutics, Inc. (a)	6,112	10,390
Spectrum Pharmaceuticals, Inc. (a)(b)	12,555	176,649
Stemline Therapeutics, Inc. (a)(b)	3,075	34,133
Sucampo Pharmaceuticals, Inc., Class A (a)	4,244	50,079
Sunesis Pharmaceuticals, Inc. (a)	2,343	4,545
Supernus Pharmaceuticals, Inc. (a)	7,705	308,200
Syndax Pharmaceuticals, Inc. (a)(b)	2,311	27,039
Synergy Pharmaceuticals, Inc. (a)(b)	37,825	109,693
Synthetic Biologics, Inc. (a)	13,497	12,594
Syros Pharmaceuticals, Inc. (a)	1,293	19,033
Teligent, Inc. (a)(b)	6,994	46,930
Tenax Therapeutics, Inc. (a)	1,873	676
Tetraphase Pharmaceuticals, Inc. (a)	9,610	65,732
TG Therapeutics, Inc. (a)(b)	10,091	119,578
TherapeuticsMD, Inc. (a)(b)	25,609	135,472
Theravance Biopharma, Inc. (a)(b)	6,417	219,718
Titan Pharmaceuticals, Inc. (a)	3,672	6,426
Tocagen, Inc. (a)	1,311	16,335
Tonix Pharmaceuticals Holding Corp. (a)	155	707
Tracon Pharmaceuticals, Inc. (a)	1,428	4,498
Trevena, Inc. (a)	7,025	17,914
Trovagene, Inc. (a)(b)	5,524	4,033
Trubion Pharmaceuticals, Inc. (a)(c)	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,955	317,163
United Therapeutics Corp. (a)	6,930	812,127
Vanda Pharmaceuticals, Inc. (a)	6,494	116,243
Veracyte, Inc. (a)	4,395	38,544
Verastem, Inc. (a)	5,333	25,065
Vericel Corp. (a)	7,335	44,010
Versartis, Inc. (a)	3,367	8,249
Vical, Inc. (a)	2,976	7,142
Vital Therapies, Inc. (a)	3,761	18,993
Vivus, Inc. (a)	17,507	17,332
Voyager Therapeutics, Inc. (a)(b)	3,638	74,906
WaVe Life Sciences Ltd. (a)	3,410	74,168
XBiotech, Inc. (a)(b)	3,229	14,111
Xencor, Inc. (a)	6,254	143,342
XOMA Corp. (a)	1,089	21,399
ZIOPHARM Oncology, Inc. (a)	18,936	116,267
Zogenix, Inc. (a)(b)	4,527	158,671

20	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Zynerba Pharmaceuticals, Inc. (a)(b)	1,503	$12,565

		45,235,249
Real Estate Investment & Services — 1.5%
AG Mortgage Investment Trust, Inc.	4,544	87,426
Alexander & Baldwin, Inc.	7,453	345,297
Altisource Portfolio Solutions SA (a)	1,818	47,032
American Realty Investors, Inc. (a)	1,631	14,108
AV Homes, Inc. (a)	2,544	43,630
Black Knight Financial Services, Inc., Class A (a)(b)	4,740	204,057
Chimera Investment Corp.	25,996	491,844
Columbia Property Trust, Inc.	18,064	393,253
Consolidated-Tomoka Land Co. (b)	1,011	60,731
Dynex Capital, Inc.	15,906	115,637
Forest City Realty Trust, Inc., Class A	40,743	1,039,379
Forestar Group, Inc. (a)	4,591	78,965
Gaming and Leisure Properties, Inc.	31,946	1,178,488
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	8,464	206,268
HFF, Inc., Class A	5,216	206,345
Howard Hughes Corp. (a)	5,872	692,485
InfraREIT, Inc.	6,218	139,097
Jones Lang LaSalle, Inc.	7,034	868,699
Kennedy-Wilson Holdings, Inc.	15,167	281,348
Marcus & Millichap, Inc. (a)	2,728	73,629
Maui Land & Pineapple Co., Inc. (a)	2,281	31,820
Nationstar Mortgage Holdings, Inc. (a)	5,186	96,304
Paramount Group, Inc. (b)	33,090	529,440
QTS Realty Trust, Inc., Class A	7,599	397,884
RE/MAX Holdings, Inc., Class A	2,929	186,138
Realogy Holdings Corp.	22,172	730,567
Reis, Inc.	1,837	33,066
Rexford Industrial Realty, Inc.	12,939	370,314
St. Joe Co. (a)(b)	10,898	205,427
STORE Capital Corp. (b)	26,260	653,086
Tejon Ranch Co. (a)(b)	2,659	56,105
Xenia Hotels & Resorts, Inc. (b)	15,639	329,201
Zillow Group, Inc., Class A (a)	6,744	270,772
Zillow Group, Inc., Class C (a)(b)	17,180	690,808

		11,148,650
Real Estate Investment Trusts (REITs) — 8.3%
Acadia Realty Trust (b)	12,259	350,853
AGNC Investment Corp.	60,208	1,305,309
Agree Realty Corp.	4,285	210,308
Alexander’s, Inc.	553	234,522
Altisource Residential Corp. (b)	9,073	100,801
American Assets Trust, Inc.	5,923	235,558

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
American Campus Communities, Inc.	20,597	$909,358
American Homes 4 Rent, Class A	35,997	781,495
Annaly Capital Management, Inc. (b)	168,830	2,058,050
Anworth Mortgage Asset Corp.	16,369	98,378
Apollo Commercial Real Estate Finance, Inc. (b)	13,447	243,525
Apple Hospitality REIT, Inc. (b)	32,226	609,394
Arbor Realty Trust, Inc.	9,585	78,597
Ares Commercial Real Estate Corp.	6,966	92,717
Arlington Asset Investment Corp., Class A (b)	1,883	23,971
Armada Hoffler Properties, Inc.	10,498	144,977
ARMOUR Residential REIT, Inc. (b)	5,832	156,881
Ashford Hospitality Prime, Inc.	5,078	48,241
Ashford Hospitality Trust, Inc. (b)	13,385	89,278
Blackstone Mortgage Trust, Inc., Class A (b)	14,099	437,351
Bluerock Residential Growth REIT, Inc. (b)	8,685	96,056
Brandywine Realty Trust	26,057	455,737
Brixmor Property Group, Inc.	47,285	888,958
BRT Apartments Corp.	3,601	38,603
Camden Property Trust	13,737	1,256,249
Capstead Mortgage Corp.	13,401	129,320
CareTrust REIT, Inc. (b)	12,118	230,727
Catchmark Timber Trust, Inc., Class A	7,387	93,150
CBL & Associates Properties, Inc. (b)	25,400	213,106
Cedar Realty Trust, Inc.	12,109	68,053
Chatham Lodging Trust	6,442	137,343
Chesapeake Lodging Trust (b)	8,980	242,191
CIM Commercial Trust Corp. (b)	2,998	50,366
Colony NorthStar, Inc., Class A (b)	88,392	1,110,203
Condor Hospitality Trust, Inc.	151	1,578
CoreCivic, Inc. (b)	17,915	479,585
CorEnergy Infrastructure Trust, Inc. (b)	2,295	81,128
Coresite Realty Corp. (b)	5,210	582,999
Corporate Office Properties Trust (b)	14,392	472,489
Cousins Properties, Inc.	65,203	608,996
CubeSmart	28,024	727,503
CyrusOne, Inc. (b)	13,981	823,900
CYS Investments, Inc.	22,334	192,966
DCT Industrial Trust, Inc.	14,305	828,546
DDR Corp.	48,692	446,019
DiamondRock Hospitality Co.	33,993	372,223
Douglas Emmett, Inc. (b)	22,625	891,877
Easterly Government Properties, Inc.	7,189	148,597
EastGroup Properties, Inc.	5,115	450,734

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Education Realty Trust, Inc. (b)	11,089	$398,428
Empire State Realty Trust, Inc., Class A (b)	19,567	401,906
EPR Properties	10,228	713,301
Equity Commonwealth (a)	19,392	589,517
Equity Lifestyle Properties, Inc.	12,778	1,087,152
Farmland Partners, Inc.	9,333	84,370
First Industrial Realty Trust, Inc.	17,418	524,108
First Potomac Realty Trust	9,864	109,885
Franklin Street Properties Corp.	15,738	167,138
Geo Group, Inc. (b)	18,374	494,261
Getty Realty Corp.	4,438	126,971
Gladstone Commercial Corp.	5,033	112,085
Global Net Lease, Inc. (b)	11,847	259,331
Government Properties Income Trust (b)	10,679	200,445
Gramercy Property Trust	23,053	697,353
Healthcare Realty Trust, Inc. (b)	17,391	562,425
Healthcare Trust of America, Inc., Class A	30,434	906,933
Hersha Hospitality Trust	6,587	122,979
Highwoods Properties, Inc.	15,935	830,054
Hospitality Properties Trust	24,756	705,298
Hudson Pacific Properties, Inc.	23,986	804,251
Independence Realty Trust, Inc. (b)	13,622	138,536
Invesco Mortgage Capital, Inc.	16,844	288,538
Investors Real Estate Trust (b)	19,805	121,009
Invitation Homes, Inc.	12,131	274,767
iStar, Inc. (a)(b)	11,959	141,116
JBG Smith Properties (a)	14,163	484,516
Kilroy Realty Corp.	15,188	1,080,171
Kite Realty Group Trust	12,411	251,323
LaSalle Hotel Properties (b)	16,772	486,723
Lexington Realty Trust	31,494	321,869
Liberty Property Trust	22,607	928,243
Life Storage, Inc.	7,129	583,223
LTC Properties, Inc.	6,172	289,961
Mack-Cali Realty Corp.	13,234	313,778
Medical Properties Trust, Inc. (b)	55,582	729,792
MFA Financial, Inc. (b)	59,642	522,464
Monmouth Real Estate Investment Corp.	12,241	198,182
MTGE Investment Corp.	7,285	141,329
National Health Investors, Inc. (b)	6,241	482,367
National Retail Properties, Inc.	23,288	970,178
National Storage Affiliates Trust (b)	7,009	169,898
New Residential Investment Corp.	47,775	799,276
New Senior Investment Group, Inc.	19,548	178,864
New York Mortgage Trust, Inc. (b)	18,994	116,813
NexPoint Residential Trust, Inc. (b)	4,076	96,723
NorthStar Realty Europe Corp.	9,768	125,128
Omega Healthcare Investors, Inc.	30,915	986,498
One Liberty Properties, Inc.	5,824	141,873
Orchid Island Capital, Inc. (b)	7,148	72,838

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Park Hotels & Resorts, Inc.	21,555	$594,056
Parkway, Inc.	8,271	190,481
Pebblebrook Hotel Trust (b)	12,437	449,473
Pennsylvania Real Estate Investment Trust	10,348	108,550
PennyMac Mortgage Investment Trust (d)	10,450	181,725
Physicians Realty Trust	27,835	493,515
Piedmont Office Realty Trust, Inc., Class A	21,999	443,500
Potlatch Corp. (b)	7,091	361,641
Preferred Apartment Communities, Inc., Class A	8,962	169,203
PS Business Parks, Inc.	3,004	401,034
Quality Care Properties, Inc. (a)	14,098	218,519
RAIT Financial Trust	12,466	9,100
Ramco-Gershenson Properties Trust	12,330	160,413
Rayonier, Inc.	19,634	567,226
Redwood Trust, Inc. (b)	12,292	200,237
Resource Capital Corp. (b)	5,570	60,045
Retail Opportunity Investments Corp.	18,131	344,670
Retail Properties of America, Inc., Class A (b)	36,165	474,846
RLJ Lodging Trust	27,386	602,492
RMR Group, Inc., Class A	1,340	68,809
Sabra Health Care REIT, Inc.	24,078	528,271
Saul Centers, Inc.	1,841	113,976
Select Income REIT	9,802	229,563
Senior Housing Properties Trust (b)	35,803	699,949
Seritage Growth Properties, Class A (b)	5,008	230,719
Spirit Realty Capital, Inc.	76,232	653,308
STAG Industrial, Inc.	13,585	373,180
Starwood Property Trust, Inc. (b)	39,988	868,539
Starwood Waypoint Homes	19,544	710,815
Summit Hotel Properties, Inc.	16,267	260,109
Sun Communities, Inc.	11,793	1,010,424
Sunstone Hotel Investors, Inc. (b)	34,433	553,338
Tanger Factory Outlet Centers, Inc. (b)	15,295	373,504
Taubman Centers, Inc.	9,740	484,078
Terreno Realty Corp.	8,380	303,188
Tier REIT, Inc.	7,404	142,897
Two Harbors Investment Corp. (b)	54,500	549,360
UMH Properties, Inc.	5,693	88,526
Uniti Group, Inc.	26,939	394,926
Universal Health Realty Income Trust (b)	2,237	168,871
Urban Edge Properties	15,710	378,925
Urstadt Biddle Properties, Inc., Class A (b)	4,981	108,088
VEREIT, Inc.	155,933	1,292,693

22	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Walter Investment Management Corp. (a)	5,793	$3,429
Washington Prime Group, Inc. (b)	35,080	292,216
Washington Real Estate Investment Trust	11,952	391,547
Weingarten Realty Investors	18,323	581,572
Western Asset Mortgage Capital Corp. (b)	7,954	83,278
Whitestone REIT (b)	10,973	143,198
WP Carey, Inc.	16,708	1,125,952

		60,900,927
Software & Computer Services — 8.0%
2U, Inc. (a)	7,519	421,365
A10 Networks, Inc. (a)(b)	6,913	52,262
ACI Worldwide, Inc. (a)	17,713	403,502
Actua Corp. (a)	6,343	97,048
Aerohive Networks, Inc. (a)	3,106	12,704
Alarm.com Holdings, Inc. (a)	3,603	162,784
Allscripts Healthcare Solutions, Inc. (a)	28,232	401,741
Alteryx, Inc., Class A (a)	2,373	48,338
Amber Road, Inc. (a)	4,539	34,860
American Software, Inc., Class A	5,062	57,504
Angie’s List, Inc. (a)(b)	8,054	100,353
Appfolio, Inc., Class A (a)(b)	1,791	85,878
Arista Networks, Inc. (a)(b)	7,139	1,353,626
Aspen Technology, Inc. (a)	11,975	752,150
athenahealth, Inc. (a)	6,362	791,178
Barracuda Networks, Inc. (a)	6,171	149,523
Benefitfocus, Inc. (a)(b)	3,803	127,971
Blackbaud, Inc. (b)	7,425	651,915
Blackline, Inc. (a)(b)	2,473	84,379
Blucora, Inc. (a)	6,758	170,977
Boingo Wireless, Inc. (a)	6,907	147,603
Bottomline Technologies, Inc. (a)	6,070	193,208
Box, Inc., Class A (a)	12,634	244,089
Brightcove, Inc. (a)(b)	5,883	42,358
BroadSoft, Inc. (a)(b)	4,650	233,895
CACI International, Inc., Class A (a)	3,899	543,326
Calix, Inc. (a)	7,426	37,501
Callidus Software, Inc. (a)	10,869	267,921
Carbonite, Inc. (a)(b)	3,394	74,668
Castlight Health, Inc., Class B (a)	9,141	39,306
CDW Corp.	24,197	1,597,002
ChannelAdvisor Corp. (a)	4,783	55,004
Cloudera, Inc. (a)(b)	2,467	41,002
Cogent Communications Holdings, Inc.	5,978	292,324
CommerceHub, Inc., Series A (a)(b)	2,884	65,092
CommerceHub, Inc., Series C (a)	2,799	59,759
CommVault Systems, Inc. (a)(b)	6,399	389,059
Computer Programs & Systems, Inc. (b)	1,686	49,821

Common Stocks	Shares	Value
Software & Computer Services (continued)
Computer Task Group, Inc.	2,432	$13,036
Conduent, Inc. (a)	30,270	474,331
Cornerstone OnDemand, Inc. (a)(b)	7,793	316,474
Cotiviti Holdings, Inc. (a)(b)	5,882	211,634
Coupa Software, Inc. (a)	4,657	145,066
CSG Systems International, Inc.	4,927	197,573
Dell Technologies, Inc., Class V (a)	31,454	2,428,563
Determine, Inc. (a)	2,985	6,403
Digimarc Corp. (a)	1,894	69,320
DST Systems, Inc.	9,828	539,361
Ebix, Inc.	3,364	219,501
eGain Corp. (a)	13,579	36,663
Ellie Mae, Inc. (a)(b)	5,282	433,811
Endurance International Group Holdings, Inc. (a)	12,628	103,550
Envestnet, Inc. (a)(b)	6,555	334,305
EPAM Systems, Inc. (a)(b)	7,635	671,346
Everbridge, Inc. (a)	3,078	81,321
Evolving Systems, Inc. (a)	2,275	11,034
Exa Corp. (a)	3,017	72,951
Fair Isaac Corp.	4,791	673,135
FireEye, Inc. (a)	26,313	441,269
Five9, Inc. (a)	8,034	192,013
Forrester Research, Inc.	1,630	68,215
Fortinet, Inc. (a)	23,587	845,358
Gigamon, Inc. (a)	5,975	251,846
GoDaddy, Inc., Class A (a)(b)	12,190	530,387
Gogo, Inc. (a)	8,869	104,743
Great Elm Capital Group, Inc. (a)	4,587	16,284
GSE Systems, Inc. (a)	5,963	21,169
Guidewire Software, Inc. (a)	11,713	911,974
Hackett Group, Inc.	4,211	63,965
Hortonworks, Inc. (a)(b)	7,695	130,430
HubSpot, Inc. (a)(b)	5,301	445,549
IAC/InterActiveCorp (a)	11,539	1,356,756
Immersion Corp. (a)	5,072	41,438
Innodata, Inc. (a)	6,741	10,112
Internap Corp. (a)(b)	9,211	40,068
Ipass, Inc. (a)	12,564	8,292
j2 Global, Inc.	7,542	557,203
KEYW Holding Corp. (a)	6,373	48,499
Leidos Holdings, Inc.	22,407	1,326,943
Limelight Networks, Inc. (a)	11,498	45,647
LivePerson, Inc. (a)(b)	8,346	113,088
LogMeIn, Inc.	8,216	904,171
Manhattan Associates, Inc. (a)	10,859	451,409
Mastech Digital, Inc. (a)	1,020	13,036
Match Group, Inc. (a)(b)	7,940	184,129
Medidata Solutions, Inc. (a)	9,003	702,774
Meet Group, Inc. (a)	13,832	50,348
MicroStrategy, Inc., Class A (a)	1,631	208,295
MINDBODY, Inc., Class A (a)(b)	4,662	120,513
Mitek Systems, Inc. (a)(b)	6,170	58,615
MobileIron, Inc. (a)	8,172	30,236

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	23

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
Model N, Inc. (a)	4,111	$61,459
Monotype Imaging Holdings, Inc.	6,127	117,945
MuleSoft, Inc., Class A (a)	2,864	57,681
Netscout Systems, Inc. (a)	14,040	454,194
New Relic, Inc. (a)(b)	6,653	331,319
NIC, Inc.	9,602	164,674
Nuance Communications, Inc. (a)	40,375	634,695
Nutanix, Inc., Class A (a)(b)	5,101	114,211
Okta, Inc. (a)(b)	2,544	71,766
Palo Alto Networks, Inc. (a)(b)	14,392	2,073,887
Park City Group, Inc. (a)(b)	3,280	39,852
Paycom Software, Inc. (a)(b)	7,530	564,449
PC-Tel, Inc.	4,538	28,589
PDF Solutions, Inc. (a)	4,645	71,951
Pegasystems, Inc.	5,608	323,301
Perficient, Inc. (a)	5,910	116,250
Premier, Inc., Class A (a)(b)	8,583	279,548
Presidio, Inc. (a)	3,222	45,591
Progress Software Corp.	7,313	279,137
Proofpoint, Inc. (a)	6,962	607,226
PROS Holdings, Inc. (a)	4,092	98,740
PTC, Inc. (a)	18,357	1,033,132
Q2 Holdings, Inc. (a)	5,319	221,536
QAD, Inc., Class A	906	31,121
QAD, Inc., Class B	1,021	27,955
Quality Systems, Inc. (a)	6,990	109,953
Qualys, Inc. (a)	4,934	255,581
Rapid7, Inc. (a)(b)	3,930	69,168
RealPage, Inc. (a)	9,061	361,534
RigNet, Inc. (a)(b)	2,435	41,882
RingCentral, Inc., Class A (a)	9,999	417,458
Rosetta Stone, Inc. (a)	3,678	37,552
Science Applications International Corp.	6,999	467,883
ServiceNow, Inc. (a)(b)	26,295	3,090,451
Shutterstock, Inc. (a)	2,987	99,437
Silver Spring Networks, Inc. (a)	6,698	108,307
Smith Micro Software, Inc. (a)	3,086	3,456
Snap, Inc., Class A (a)	34,084	495,581
SoftBrands, Inc. (a)(c)	114	—
Splunk, Inc. (a)	21,380	1,420,273
SPS Commerce, Inc. (a)	2,618	148,467
Square, Inc., Class A (a)(b)	38,926	1,121,458
SS&C Technologies Holdings, Inc.	26,496	1,063,814
Support.com, Inc. (a)	5,782	13,588
Synchronoss Technologies, Inc. (a)	6,422	59,917
Syntel, Inc.	5,667	111,357
Tableau Software, Inc., Class A (a)(b)	9,833	736,393
TeleNav, Inc. (a)	5,854	37,173
Teradata Corp. (a)(b)	19,206	648,971
TiVo Corp.	18,079	358,868
Twilio, Inc. (a)	10,160	303,276
Twitter, Inc. (a)(b)	99,462	1,677,941

Common Stocks	Shares	Value
Software & Computer Services (continued)
Tyler Technologies, Inc. (a)(b)	5,367	$935,575
Ultimate Software Group, Inc. (a)(b)	4,560	864,576
Unisys Corp. (a)(b)	7,423	63,095
Upland Software, Inc. (a)	1,929	40,818
Vantiv, Inc., Class A (a)(b)	25,023	1,763,371
Varonis Systems, Inc. (a)	3,341	139,988
VASCO Data Security International, Inc. (a)	4,683	56,430
Vectrus, Inc. (a)	1,852	57,116
Veeva Systems, Inc., Class A (a)(b)	16,798	947,575
Verint Systems, Inc. (a)	10,536	440,932
VirnetX Holding Corp. (a)(b)	6,877	26,820
Virtusa Corp. (a)(b)	4,107	155,162
VMware, Inc., Class A (a)(b)	11,217	1,224,784
Web.com Group, Inc. (a)(b)	8,012	200,300
Workday, Inc., Class A (a)(b)	20,522	2,162,814
Workiva, Inc. (a)	4,543	94,722
Zendesk, Inc. (a)	15,887	462,471
Zix Corp. (a)	10,588	51,775
Zynga, Inc., Class A (a)	126,813	479,357

		58,944,777
Support Services — 4.0%
ABM Industries, Inc.	8,327	347,319
Acacia Research Corp. (a)	8,239	37,488
Advanced Disposal Services, Inc. (a)	6,022	151,694
Advisory Board Co. (a)	6,250	335,156
AMN Healthcare Services, Inc. (a)	7,750	354,175
Applied Industrial Technologies, Inc.	6,349	417,764
Aqua Metals, Inc. (a)(b)	1,767	12,104
ARC Document Solutions, Inc. (a)	6,901	28,225
Asure Software, Inc. (a)	3,050	37,881
B. Riley Financial, Inc.	3,786	64,551
Barnes Group, Inc.	7,572	533,372
Barrett Business Services, Inc.	1,189	67,214
Bazaarvoice, Inc. (a)	12,100	59,895
Black Box Corp.	2,668	8,671
Booz Allen Hamilton Holding Corp.	23,420	875,674
Brink’s Co.	7,345	618,816
Broadridge Financial Solutions, Inc.	18,126	1,464,943
Cardtronics PLC, Class A (a)(b)	7,594	174,738
Cartesian, Inc. (a)	2,116	1,333
Casella Waste Systems, Inc., Class A (a)	6,369	119,737
Cass Information Systems, Inc.	1,314	83,360
CBIZ, Inc. (a)	9,058	147,193
Cenveo, Inc. (a)	1,842	6,465
Clean Harbors, Inc. (a)	8,279	469,419
Comfort Systems USA, Inc.	5,684	202,919
Convergys Corp.	14,425	373,463

24	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
CoreLogic, Inc. (a)	13,193	$609,781
CoStar Group, Inc. (a)	5,068	1,359,491
CRA International, Inc.	1,412	57,963
Crawford & Co., Class B	3,693	44,168
Cross Country Healthcare, Inc. (a)(b)	5,168	73,541
Deluxe Corp.	7,253	529,179
DHI Group, Inc. (a)	8,680	22,568
DigitalGlobe, Inc. (a)	9,636	339,669
Donnelley Financial Solutions, Inc. (a)	5,132	110,646
DXP Enterprises, Inc. (a)	2,735	86,125
Ennis, Inc.	3,906	76,753
Essendant, Inc.	5,328	70,170
Euronet Worldwide, Inc. (a)	8,232	780,311
Everi Holdings, Inc. (a)	10,402	78,951
EVERTEC, Inc.	9,459	149,925
Evolent Health, Inc., Class A (a)(b)	9,665	172,037
ExlService Holdings, Inc. (a)	5,026	293,116
ExOne Co. (a)	1,784	20,266
Exponent, Inc.	3,885	287,102
First Data Corp., Class A (a)	66,457	1,198,902
FleetCor Technologies, Inc. (a)	14,375	2,224,819
Franklin Covey Co. (a)(b)	2,677	54,343
Frontline Capital Group (a)(c)	300	—
FTI Consulting, Inc. (a)(b)	6,649	235,907
Genpact Ltd.	19,180	551,425
GP Strategies Corp. (a)	2,813	86,781
HD Supply Holdings, Inc. (a)	28,997	1,045,958
Heidrick & Struggles International, Inc.	2,753	58,226
Heritage-Crystal Clean, Inc. (a)	3,226	70,166
Hudson Global, Inc. (a)	7,493	10,940
Hudson Technologies, Inc. (a)(b)	5,638	44,033
Huron Consulting Group, Inc. (a)	3,240	111,132
ICF International, Inc. (a)	3,065	165,357
Imperva, Inc. (a)	5,073	220,168
InnerWorkings, Inc. (a)	7,279	81,889
Inovalon Holdings, Inc., Class A (a)(b)	10,521	179,383
Insperity, Inc.	2,827	248,776
Jack Henry & Associates, Inc.	12,124	1,246,226
Kaman Corp.	3,995	222,841
Kelly Services, Inc., Class A	4,059	101,840
Kforce, Inc.	3,944	79,669
Korn/Ferry International	9,346	368,513
LSC Communications, Inc.	6,424	106,060
ManpowerGroup, Inc.	10,425	1,228,274
MAXIMUS, Inc.	10,231	659,900
McGrath RentCorp	3,639	159,206
Mistras Group, Inc. (a)	2,701	55,371
Mobile Mini, Inc.	6,403	220,583
ModusLink Global Solutions, Inc. (a)	9,568	17,988

Common Stocks	Shares	Value
Support Services (continued)
MSC Industrial Direct Co., Inc., Class A	7,060	$533,524
National Research Corp., Class A	963	36,305
Navigant Consulting, Inc. (a)	7,309	123,668
NV5 Global, Inc. (a)	1,219	66,618
Odyssey Marine Exploration, Inc. (a)	2,444	10,509
On Assignment, Inc. (a)	7,474	401,204
Park-Ohio Holdings Corp.	1,321	60,238
Perma-Fix Environmental Services (a)	4,810	18,278
Pitney Bowes, Inc.	28,398	397,856
Planet Payment, Inc. (a)	9,438	40,489
PRGX Global, Inc. (a)	6,115	42,805
Quad/Graphics, Inc.	4,359	98,557
Quest Resource Holding Corp. (a)	2,241	2,532
Resources Connection, Inc.	4,605	64,010
RPX Corp. (a)	8,380	111,286
RR Donnelley & Sons Co.	10,646	109,654
Schnitzer Steel Industries, Inc., Class A	4,015	113,022
ServiceSource International, Inc. (a)(b)	10,518	36,392
Sharps Compliance Corp. (a)	3,499	16,725
StarTek, Inc. (a)	3,340	39,245
Sykes Enterprises, Inc. (a)	5,857	170,790
Team, Inc. (a)	4,703	62,785
TeleTech Holdings, Inc.	2,549	106,421
Tetra Tech, Inc.	8,976	417,833
TransUnion (a)	22,597	1,067,934
TriNet Group, Inc. (a)	6,312	212,210
TrueBlue, Inc. (a)	6,460	145,027
U.S. Ecology, Inc.	3,348	180,122
UniFirst Corp. (b)	2,344	355,116
Universal Technical Institute, Inc. (a)	3,377	11,718
Viad Corp.	3,107	189,216
WageWorks, Inc. (a)	5,921	359,405
WEX, Inc. (a)	6,113	686,001
Willdan Group, Inc. (a)	1,423	46,191

		29,543,693
Technology Hardware & Equipment — 4.4%
3D Systems Corp. (a)	17,506	234,405
Acacia Communications, Inc. (a)(b)	3,044	143,372
ADTRAN, Inc.	7,492	179,808
Advanced Energy Industries, Inc. (a)	6,210	501,520
Agilysys, Inc. (a)(b)	3,119	37,272
Alpha & Omega Semiconductor Ltd. (a)	2,913	48,035
Amkor Technology, Inc. (a)	18,642	196,673
Amtech Systems, Inc. (a)	2,148	25,733
Applied Optoelectronics, Inc. (a)(b)	3,123	201,964

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	25

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
ARRIS International PLC (a)	28,396	$809,002
Axcelis Technologies, Inc. (a)	4,811	131,581
AXT, Inc. (a)(b)	6,341	58,020
Brocade Communications Systems, Inc.	63,429	757,977
Brooks Automation, Inc.	10,683	324,336
Cabot Microelectronics Corp.	4,270	341,301
CalAmp Corp. (a)	5,908	137,361
Cavium, Inc. (a)(b)	10,511	693,095
CEVA, Inc. (a)(b)	3,467	148,388
Ciena Corp. (a)	22,691	498,521
Cirrus Logic, Inc. (a)	10,096	538,319
Clearfield, Inc. (a)	2,370	32,232
Cohu, Inc.	4,081	97,291
CommScope Holding Co., Inc. (a)(b)	30,439	1,010,879
Comtech Telecommunications Corp.	3,715	76,269
Concurrent Computer Corp.	3,805	22,830
Cray, Inc. (a)	6,048	117,634
Cree, Inc. (a)	14,947	421,356
Cypress Semiconductor Corp.	53,019	796,345
Diebold Nixdorf, Inc.	12,634	288,687
Digi International, Inc. (a)	4,719	50,021
Diodes, Inc. (a)	5,690	170,302
DSP Group, Inc. (a)(b)	4,564	59,332
Dycom Industries, Inc. (a)(b)	5,090	437,129
EchoStar Corp., Class A (a)	7,058	403,929
Electronics for Imaging, Inc. (a)	7,109	303,412
Emcore Corp. (a)	4,624	37,917
Entegris, Inc. (a)	21,468	619,352
ePlus, Inc. (a)	2,204	203,760
Extreme Networks, Inc. (a)	18,940	225,197
Finisar Corp. (a)(b)	17,636	390,990
First Solar, Inc. (a)	12,518	574,326
FormFactor, Inc. (a)	11,782	198,527
GSI Technology, Inc. (a)	4,254	30,927
Harmonic, Inc. (a)(b)	12,042	36,728
Ichor Holdings Ltd. (a)	2,560	68,608
ID Systems, Inc. (a)	3,541	26,593
Identiv, Inc. (a)	3,365	15,614
Impinj, Inc. (a)(b)	2,838	118,089
Infinera Corp. (a)	22,378	198,493
Inphi Corp. (a)(b)	6,551	260,009
Insight Enterprises, Inc. (a)	5,507	252,881
Integrated Device Technology, Inc. (a)	20,498	544,837
InterDigital, Inc.	5,491	404,961
Intra-Cellular Therapies, Inc. (a)	6,465	102,018
IXYS Corp. (a)	3,911	92,691
Kopin Corp. (a)	11,813	49,260
Kulicke & Soffa Industries, Inc. (a)	10,388	224,069
KVH Industries, Inc. (a)	2,945	35,193
Lantronix, Inc. (a)	9,095	22,101

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Lattice Semiconductor Corp. (a)	19,222	$100,147
Loral Space & Communications, Inc. (a)(b)	1,784	88,308
LRAD Corp. (a)	8,678	18,484
Lumentum Holdings, Inc. (a)(b)	9,473	514,858
Marvell Technology Group Ltd.	67,437	1,207,140
Maxim Integrated Products, Inc.	43,730	2,086,358
MaxLinear, Inc., Class A (a)(b)	9,324	221,445
Mercury Systems, Inc. (a)	8,280	429,566
Microsemi Corp. (a)	18,199	936,885
MKS Instruments, Inc.	8,485	801,408
Monolithic Power Systems, Inc.	5,914	630,137
MoSys, Inc. (a)	1,465	1,398
Nanometrics, Inc. (a)(b)	4,363	125,654
NCR Corp. (a)	19,358	726,312
Neonode, Inc. (a)	12,904	16,517
NeoPhotonics Corp. (a)(b)	4,903	27,261
NETGEAR, Inc. (a)	5,225	248,710
Oclaro, Inc. (a)(b)	26,290	226,883
ON Semiconductor Corp. (a)	66,006	1,219,149
Ooma, Inc. (a)(b)	2,194	23,147
Optical Cable Corp. (a)	1,750	3,762
PAR Technology Corp. (a)	3,332	34,786
ParkerVision, Inc. (a)	4,644	7,338
PC Connection, Inc.	1,900	53,561
Pendrell Corp. (a)(b)	2,899	19,800
Photronics, Inc. (a)	10,897	96,438
Pixelworks, Inc. (a)	5,286	24,897
Plantronics, Inc.	5,004	221,277
Power Integrations, Inc.	4,369	319,811
Pure Storage, Inc., Class A (a)(b)	15,900	254,241
Quantenna Communications, Inc. (a)(b)	3,665	61,609
Quantum Corp. (a)	5,670	34,700
QuickLogic Corp. (a)	9,826	16,508
Qumu Corp. (a)	2,149	6,468
Rambus, Inc. (a)	16,362	218,433
Rudolph Technologies, Inc. (a)	5,365	141,099
ScanSource, Inc. (a)	3,608	157,489
Seachange International, Inc. (a)	7,106	19,470
Semtech Corp. (a)	10,811	405,953
Sigma Designs, Inc. (a)	6,054	38,140
Silicon Laboratories, Inc. (a)	6,872	549,073
Sonic Foundry, Inc. (a)	2,214	7,085
Sonus Networks, Inc. (a)	8,411	64,344
Sunworks, Inc. (a)	4,851	7,616
Super Micro Computer, Inc. (a)(b)	6,046	133,617
Synaptics, Inc. (a)	5,823	228,145
SYNNEX Corp.	4,401	556,770
Systemax, Inc.	1,844	48,737
Tech Data Corp. (a)	5,204	462,375
Teradyne, Inc.	30,906	1,152,485
TransAct Technologies, Inc.	2,692	26,247
TransEnterix, Inc. (a)(b)	29,999	42,899

26	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Ubiquiti Networks, Inc. (a)(b)	3,998	$223,968
Ultra Clean Holdings, Inc. (a)	5,086	155,733
USA Technologies, Inc. (a)(b)	7,417	46,356
VeriFone Systems, Inc. (a)	18,810	381,467
ViaSat, Inc. (a)(b)	8,405	540,610
Viavi Solutions, Inc. (a)	36,093	341,440
Vocera Communications, Inc. (a)	4,197	131,660
VOXX International Corp. (a)	4,073	34,824
West Corp.	7,325	171,918
Xcerra Corp. (a)	9,468	93,260
Xperi Corp.	7,141	180,667

		32,394,315
Tobacco — 0.1%
22nd Century Group Inc. (a)(b)	10,809	29,941
Alliance One International, Inc. (a)	1,357	14,791
Schweitzer-Mauduit International, Inc.	4,407	182,714
Universal Corp.	4,150	237,795
Vector Group Ltd.	15,564	318,616

		783,857
Travel & Leisure — 4.2%
Allegiant Travel Co.	1,928	253,918
AMC Entertainment Holdings, Inc., Class A	9,009	132,432
Aramark	38,126	1,548,297
Avis Budget Group, Inc. (a)	11,544	439,365
Belmond Ltd., Class A (a)	12,500	170,625
Biglari Holdings, Inc. (a)	187	62,325
BJ’s Restaurants, Inc. (a)(b)	3,216	97,927
Bloomin’ Brands, Inc.	15,088	265,549
Bob Evans Farms, Inc.	3,169	245,629
Bojangles’, Inc. (a)	1,669	22,531
Boyd Gaming Corp.	12,688	330,522
Bravo Brio Restaurant Group, Inc. (a)	3,322	7,558
Brinker International, Inc.	7,527	239,810
Buffalo Wild Wings, Inc. (a)	2,546	269,112
Caesars Entertainment Corp. (a)(b)	8,936	119,296
Carrols Restaurant Group, Inc. (a)(b)	6,109	66,588
Century Casinos, Inc. (a)	6,355	52,175
Cheesecake Factory, Inc.	6,609	278,371
Choice Hotels International, Inc.	5,449	348,191
Churchill Downs, Inc.	1,973	406,833
Chuy’s Holdings, Inc. (a)	2,773	58,372
Cinemark Holdings, Inc.	16,653	603,005
Cracker Barrel Old Country Store, Inc. (b)	3,588	544,013
Dave & Buster’s Entertainment, Inc. (a)	5,755	302,022
Del Frisco’s Restaurant Group, Inc. (a)	4,306	62,652

Common Stocks	Shares	Value
Travel & Leisure (continued)
Del Taco Restaurants, Inc. (a)	6,237	$95,676
Denny’s Corp. (a)	12,272	152,786
DineEquity, Inc.	2,576	110,716
Domino’s Pizza, Inc.	7,560	1,501,038
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	7,123
Dover Motorsports, Inc.	1,592	3,264
Drive Shack, Inc.	11,272	40,692
Dunkin’ Brands Group, Inc.	14,048	745,668
El Pollo Loco Holdings, Inc. (a)	3,382	41,091
Eldorado Resorts, Inc. (a)	8,754	224,540
Empire Resorts, Inc. (a)	827	18,483
Extended Stay America, Inc.	31,381	627,620
Famous Dave’s Of America, Inc. (a)	1,498	6,067
Fiesta Restaurant Group, Inc. (a)(b)	4,111	78,109
Four Corners Property Trust, Inc.	10,488	261,361
Full House Resorts, Inc. (a)	8,160	22,766
Gaming Partners International Corp.	1,026	11,389
Golden Entertainment, Inc. (a)	1,723	42,007
Habit Restaurants, Inc., Class A (a)(b)	2,486	32,442
Hawaiian Holdings, Inc. (a)	8,543	320,790
Herc Holdings, Inc. (a)	4,409	216,614
Hertz Global Holdings, Inc. (a)	13,240	296,046
Hilton Grand Vacations, Inc. (a)	9,502	367,062
Hyatt Hotels Corp., Class A (a)(b)	7,436	459,470
ILG, Inc.	17,146	458,313
International Speedway Corp., Class A	3,864	139,104
J Alexander’s Holdings, Inc. (a)	4,126	47,862
Jack in the Box, Inc.	4,878	497,166
Jamba, Inc. (a)	3,045	26,309
JetBlue Airways Corp. (a)	51,191	948,588
La Quinta Holdings, Inc. (a)	12,475	218,312
Las Vegas Sands Corp.	56,780	3,643,069
Liberty Braves Group, Class A (a)	2,717	68,930
Liberty Braves Group, Class C (a)(b)	6,324	159,807
Liberty Expedia Holdings, Inc., Class A (a)	8,378	444,956
Liberty TripAdvisor Holdings, Inc., Series A (a)	10,940	135,109
Luby’s, Inc. (a)	5,639	14,943
Madison Square Garden Co., Class A (a)	2,548	545,527
Marcus Corp.	3,067	84,956
Marriott Vacations Worldwide Corp.	3,630	452,044
Monarch Casino & Resort, Inc. (a)	2,088	82,539
Noodles & Co. (a)(b)	3,634	15,990
Norwegian Cruise Line Holdings Ltd. (a)	27,769	1,500,914
Papa John’s International, Inc.	4,041	295,276
Penn National Gaming, Inc. (a)	11,873	277,709

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	27

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Pinnacle Entertainment, Inc. (a)(b)	9,766	$208,113
Planet Fitness, Inc., Class A	11,978	323,166
Playa Hotels & Resorts NV (a)	8,176	85,276
Potbelly Corp. (a)(b)	4,799	59,508
RCI Hospitality Holdings, Inc. (b)	2,654	65,686
Reading International, Inc., Class A (a)	2,601	40,888
Red Lion Hotels Corp. (a)	5,052	43,700
Red Robin Gourmet Burgers, Inc. (a)(b)	1,864	124,888
Red Rock Resorts, Inc., Class A	9,836	227,802
Regal Entertainment Group, Class A	16,050	256,800
Ruby Tuesday, Inc. (a)(b)	10,132	21,682
Ruth’s Hospitality Group, Inc.	4,841	101,419
Ryman Hospitality Properties, Inc.	7,679	479,861
Sabre Corp.	33,436	605,192
Scientific Games Corp., Class A (a)(b)	7,878	361,206
SeaWorld Entertainment, Inc.	9,937	129,082
Shake Shack, Inc., Class A (a)	2,951	98,062
Six Flags Entertainment Corp.	12,868	784,176
SkyWest, Inc.	7,663	336,406
Sonic Corp.	7,093	180,517
Speedway Motorsports, Inc.	1,762	37,531
Spirit Airlines, Inc. (a)(b)	10,544	352,275
Texas Roadhouse, Inc.	9,590	471,253
Town Sports International Holdings, Inc. (a)	5,154	36,078
Travelport Worldwide Ltd.	19,914	312,650
Travelzoo, Inc. (a)	2,100	18,060
Vail Resorts, Inc.	6,235	1,422,328
Wendy’s Co.	28,430	441,518
Wingstop, Inc.	5,041	167,613
World Wrestling Entertainment, Inc., Class A	5,646	132,963
Zoe’s Kitchen, Inc. (a)	3,126	39,481

		30,632,541
Total Common Stocks — 98.8%		728,607,565

Other Interests (d)	Beneficial Interest (000)	Value
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA (a)(c)	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)(c)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc. (a)(c)	4	$45
Travel & Leisure — 0.0%
FRD Acquisition Co. (a)(c)	13	—
Total Other Interests— 0.0%		45

Rights — 0.0%	Shares
Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. CVR (Expires 12/31/19) (a)(c)	21,803	50,060
Total Long-Term Investments (Cost — $461,512,834) — 98.8%		728,657,670

Short-Term Securities
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.32% (e)(f)(g)	91,461,054	91,488,492
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.91% (f)(g)	8,272,718	8,272,718
Total Short-Term Securities (Cost — $99,761,210) — 13.5%		99,761,210
Total Investments (Cost — $561,274,044) — 112.3%		828,418,880
Liabilities in Excess of Other Assets — (12.3)%		(90,523,080)

Net Assets — 100.0%		$737,895,800

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of the security, is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Security was purchased with the cash collateral from loaned securities.

(f)	Annualized 7-day yield as of period end.

(g)	During the period ended September 30, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Series, were as follows:

28	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (continued)	Master Extended Market Index Series

Affiliate Persons and/or Related Parties	Shares at December 31, 2016	Shares Purchased		Shares Sold	Shares at September 30, 2017	Value at September 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	91,461,054	[1]	—	91,461,054	$91,488,492	$201,908	[3]	$(106)	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	10,850,139	—		(2,577,421)	8,272,718	8,272,718	68,272		—	—
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	181,725	9,823		—	$10,659
SL Liquidity Series, LLC, Money Market Series	5,565,324	—		(5,565,324)[2]	—	—	214,622	[3]	989	(388)
Total						$99,942,935	$494,625		$883	$10,271

[1] Represents net shares purchased.
[2] Represents net shares sold.

[3] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Series compliance purposes, the Series’ industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Mini Index	92	December 2017	$6,867	$430,198
S&P 500 E-Mini Index	4	December 2017	$503	1,485
S&P MidCap 400 E-Mini Index	14	December 2017	$2,514	56,075
Total				$487,758

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	29

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its semi-annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$12,434,860	—	—	$12,434,860
Alternative Energy	966,286	—	—	966,286
Automobiles & Parts	18,472,875	—	—	18,472,875
Banks	58,128,085	—	—	58,128,085
Beverages	723,171	—	—	723,171
Chemicals	20,098,546	—	—	20,098,546
Construction & Materials	18,398,917	—	—	18,398,917
Electricity	9,644,258	—	—	9,644,258
Electronic & Electrical Equipment	24,676,864	—	—	24,676,864
Financial Services	31,602,273	—	—	31,602,273
Fixed Line Telecommunications	2,716,937	—	—	2,716,937
Food & Drug Retailers	3,220,830	—	—	3,220,830
Food Producers	14,698,979	—	—	14,698,979
Forestry & Paper	1,539,806	—	—	1,539,806
Gas, Water & Multi-Utilities	11,099,354	—	—	11,099,354

30	QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
General Industrials	$10,390,417	—	—	$10,390,417
General Retailers	29,274,713	—	—	29,274,713
Health Care Equipment & Services	31,773,982	—	—	31,773,982
Household Goods & Home Construction	11,545,045	—	—	11,545,045
Industrial Engineering	24,137,952	—	—	24,137,952
Industrial Metals & Mining	6,849,840	—	—	6,849,840
Industrial Transportation	10,914,516	—	—	10,914,516
Leisure Goods	7,655,351	—	—	7,655,351
Life Insurance	2,724,110	—	—	2,724,110
Media	27,358,571	—	—	27,358,571
Mining	3,808,180	—	—	3,808,180
Mobile Telecommunications	4,938,518	—	—	4,938,518
Nonlife Insurance	23,162,065	—	—	23,162,065
Oil & Gas Producers	20,215,105	—	$467	20,215,572
Oil Equipment, Services & Distribution	9,938,231	—	—	9,938,231
Personal Goods	5,914,452	—	—	5,914,452
Pharmaceuticals & Biotechnology	45,235,249	—	—	45,235,249
Real Estate Investment & Services	11,069,685	$78,965	—	11,148,650
Real Estate Investment Trusts (REITs)	60,900,927	—	—	60,900,927
Software & Computer Services	58,944,777	—	—	58,944,777
Support Services	29,543,693	—	—	29,543,693
Technology Hardware & Equipment	32,394,315	—	—	32,394,315
Tobacco	783,857	—	—	783,857
Travel & Leisure	30,632,541	—	—	30,632,541
Other Interests:
Technology Hardware & Equipment	—	—	45	45
Rights:
Pharmaceuticals & Biotechnology	—	—	50,060	50,060
Short-Term Securities	99,761,210	—	—	99,761,210

Total	$828,289,343	$78,965	$50,572	$828,418,880

Derivative Financial Instruments [1]
Assets:
Equity contracts	$487,758	—	—	$487,758

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended September 30, 2017, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	SEPTEMBER 30, 2017	31

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Master Extended Market Index Series of Quantitative Master Series LLC

Date: November 20, 2017